NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Federated NVIT High Income Bond Fund - Class III (HIBF3)
8,966,378 shares (cost $52,204,307)	$59,088,434
NVIT Fund - Class III (TRF3)
35,162 shares (cost $299,599)	286,223
NVIT Government Bond Fund - Class III (GBF3)
1,820,059 shares (cost $21,646,812)	21,367,490
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
866,233 shares (cost $8,177,544)	7,094,451
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
1,190,914 shares (cost $11,475,517)	11,706,687
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2,097,769 shares (cost $22,669,634)	20,285,431
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
1,144,068 shares (cost $11,761,269)	10,674,152
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
1,005,170 shares (cost $9,508,015)	9,820,510
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
73,248 shares (cost $495,015)	614,550
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
19,636 shares (cost $238,513)	240,347
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
57,704 shares (cost $556,835)	480,099
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
144,547 shares (cost $2,098,300)	2,093,037
VP Income & Growth Fund - Class III (ACVIG3)
620,176 shares (cost $4,240,979)	3,336,545
VP Ultra(R) Fund - Class III (ACVU3)
105,936 shares (cost $988,617)	859,139
VP Value Fund - Class III (ACVV3)
1,084,059 shares (cost $5,479,080)	5,723,830
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
611,591 shares (cost $13,795,420)	12,378,608
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
303,365 shares (cost $6,748,832)	5,002,481

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
132,617 shares (cost $4,180,418)	$3,938,711
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
1,809 shares (cost $38,072)	31,017
ClearBridge Variable Investors Portfolio - Class I (SBVI)
153,485 shares (cost $2,596,927)	1,906,284
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
12,191 shares (cost $104,650)	76,196
Western Asset Variable Money Market Portfolio (SBMMP)
194,894 shares (cost $194,894)	194,894
Variable Trust: All-Cap Opportunity Fund (RSRF)
1,660,089 shares (cost $15,478,759)	19,107,624
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
75,957 shares (cost $1,509,401)	1,525,977
Variable Trust: Amerigo Fund (RVAMR)
329,683 shares (cost $9,656,289)	9,893,785
Variable Trust: Banking Fund (RBKF)
145,014 shares (cost $1,822,535)	1,815,573
Variable Trust: Basic Materials Fund (RBMF)
855,125 shares (cost $24,457,832)	24,986,766
Variable Trust: Berolina Fund (RVBER)
227,404 shares (cost $4,748,455)	4,864,163
Variable Trust: Biotechnology Fund (RBF)
277,320 shares (cost $6,064,905)	6,245,244
Variable Trust: Clermont Fund (RVCLR)
311,197 shares (cost $6,434,323)	6,762,317
Variable Trust: Commodities Strategy Fund (RVCMD)
1,243,428 shares (cost $15,116,104)	15,642,321
Variable Trust: Consumer Products Fund (RCPF)
403,440 shares (cost $12,983,804)	13,010,954
Variable Trust: Dow 2x Strategy Fund (RVLDD)
139,902 shares (cost $8,982,652)	9,239,143
Variable Trust: Electronics Fund (RELF)
1,366,028 shares (cost $14,721,345)	16,009,854
Variable Trust: Energy Fund (RENF)
689,731 shares (cost $18,581,512)	18,188,214
Variable Trust: Energy Services Fund (RESF)
1,018,380 shares (cost $22,844,815)	22,363,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Variable Trust: Europe 1.25x Strategy Fund (RLCE)
542,212 shares (cost $9,240,321)	$9,114,582
Variable Trust: Financial Services Fund (RFSF)
1,082,489 shares (cost $14,691,571)	14,548,655
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2,389,770 shares (cost $16,458,129)	15,748,582
Variable Trust: Health Care Fund (RHCF)
620,872 shares (cost $15,810,665)	16,422,060
Variable Trust: International Opportunity Fund (RVIRO)
429,153 shares (cost $9,135,882)	9,544,352
Variable Trust: Internet Fund (RINF)
1,291,424 shares (cost $19,883,609)	21,076,046
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
394,360 shares (cost $7,833,387)	7,772,830
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
672,338 shares (cost $10,519,856)	10,918,766
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
46,836 shares (cost $1,480,074)	1,418,674
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
530,343 shares (cost $8,205,641)	7,955,152
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
213,515 shares (cost $6,259,133)	6,121,486
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
306,906 shares (cost $13,157,662)	12,994,396
Variable Trust: Japan 2x Strategy Fund (RLCJ)
180,836 shares (cost $3,181,957)	3,358,120
Variable Trust: Leisure Fund (RLF)
256,028 shares (cost $9,475,681)	10,666,109
Variable Trust: Managed Futures Strategy Fund (RVMFU)
653,511 shares (cost $15,344,472)	15,154,918
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
409,932 shares (cost $5,964,016)	6,124,383
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)
103,876 shares (cost $1,757,567)	1,916,517
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
592,154 shares (cost $11,766,537)	11,878,606
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
541,523 shares (cost $9,132,294)	9,671,595

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Variable Trust: NASDAQ-100(R) Fund (ROF)
837,392 shares (cost $12,939,405)	$13,364,769
Variable Trust: Nova Fund (RNF)
365,102 shares (cost $21,286,714)	22,329,626
Variable Trust: Precious Metals Fund (RPMF)
2,990,256 shares (cost $40,931,003)	41,235,624
Variable Trust: Real Estate Fund (RREF)
935,299 shares (cost $19,327,279)	20,052,802
Variable Trust: Retailing Fund (RRF)
1,022,336 shares (cost $10,980,448)	11,102,571
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
207,499 shares (cost $4,359,767)	4,583,656
Variable Trust: S&P 500 2x Strategy Fund (RTF)
105,812 shares (cost $9,401,974)	9,486,065
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
678,525 shares (cost $15,900,851)	16,454,243
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
246,925 shares (cost $16,394,850)	16,830,413
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
967,119 shares (cost $25,266,640)	28,588,044
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
258,595 shares (cost $16,740,199)	17,281,885
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
163,494 shares (cost $3,743,386)	3,894,434
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
70,395 shares (cost $6,214,347)	5,738,639
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
513,621 shares (cost $3,495,350)	3,533,715
Variable Trust: Technology Fund (RTEC)
1,764,483 shares (cost $18,421,087)	19,356,379
Variable Trust: Telecommunications Fund (RTEL)
246,940 shares (cost $2,401,902)	2,420,015
Variable Trust: Transportation Fund (RTRF)
513,496 shares (cost $6,465,093)	6,511,133
Variable Trust: Utilities Fund (RUTL)
413,331 shares (cost $6,683,213)	6,782,765
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
107,931 shares (cost $3,059,546)	2,887,148

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class II (NVMM2)
270,177,235 shares (cost $270,177,235)	$270,177,235

Total Investments	1,061,871,655
Total Assets	1,061,871,655

Accounts Payable	144,406

$1,061,727,245

Contract Owners’ Equity:
Accumulation units	1,061,207,765
Contracts in payout (annuitization) period	519,480

Total Contract Owners’ Equity (note 5)	$1,061,727,245

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	HIBF3	TRF3	GBF3	GVIDA6	GVIDC6	GVIDM6	GVDMA6

Reinvested dividends	$9,030,694	3,178,404	4,415	660,569	53,136	163,672	259,296	129,198
Mortality and expense risk charges (note 2)	(14,694,991)	(498,040)	(5,476)	(272,881)	(87,005)	(122,815)	(248,921)	(141,010)

Net investment income (loss)	(5,664,297)	2,680,364	(1,061)	387,688	(33,869)	40,857	10,375	(11,812)

Realized gain (loss) on investments	(1,724,132)	1,963,024	(235,555)	225,457	(2,530,588)	(257,564)	(2,260,342)	(3,224,810)
Change in unrealized gain (loss) on investments	89,697,232	7,765,209	300,928	(802,633)	3,435,744	860,012	4,540,680	4,634,630

Net gain (loss) on investments	87,973,100	9,728,233	65,373	(577,176)	905,156	602,448	2,280,338	1,409,820

Reinvested capital gains	14,026,514	-	-	315,726	263,907	46,683	396,491	473,288

Net increase (decrease) in contract owners’ equity resulting from operations	$96,335,317	12,408,597	64,312	126,238	1,135,194	689,988	2,687,204	1,871,296

Investment Activity:	GVDMC6	NVMMG1	SCGF3	SCVF3	SCF3	ACVIG3	ACVU3	ACVV3

Reinvested dividends	$133,886	-	-	2,564	3,953	130,173	2,094	312,885
Mortality and expense risk charges (note 2)	(110,280)	(5,478)	(3,833)	(6,370)	(21,003)	(40,537)	(10,959)	(78,466)

Net investment income (loss)	23,606	(5,478)	(3,833)	(3,806)	(17,050)	89,636	(8,865)	234,419

Realized gain (loss) on investments	(1,081,337)	9,820	(102,628)	(168,355)	(678,613)	(844,743)	(143,126)	(2,566,225)
Change in unrealized gain (loss) on investments	1,784,524	119,536	169,008	259,722	1,117,057	1,130,114	364,290	3,030,183

Net gain (loss) on investments	703,187	129,356	66,380	91,367	438,444	285,371	221,164	463,958

Reinvested capital gains	120,647	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$847,440	123,878	62,547	87,561	421,394	375,007	212,299	698,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FC2R	FEI2R	FG2R	SBTRP	SBVI	SBIEP	SBMMP	RSRF

Reinvested dividends	$125,075	91,934	5,673	364	35,611	775	257	17,033
Mortality and expense risk charges (note 2)	(181,164)	(67,682)	(58,236)	(341)	(24,639)	(938)	(2,022)	(338,536)

Net investment income (loss)	(56,089)	24,252	(52,563)	23	10,972	(163)	(1,765)	(321,503)

Realized gain (loss) on investments	(6,138,297)	(1,907,183)	(1,007,884)	(167)	(326,546)	(41,040)	-	(9,463,759)
Change in unrealized gain (loss) on investments	9,466,960	2,934,285	1,989,360	6,868	714,136	59,754	-	14,413,766

Net gain (loss) on investments	3,328,663	1,027,102	981,476	6,701	387,590	18,714	-	4,950,007

Reinvested capital gains	3,041	-	3,210	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,275,615	1,051,354	932,123	6,724	398,562	18,551	(1,765)	4,628,504

Investment Activity:	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

Reinvested dividends	$-	68,661	260,682	46,398	83,009	-	138,671	269,093
Mortality and expense risk charges (note 2)	(16,539)	(122,005)	(123,013)	(252,709)	(48,259)	(211,032)	(52,303)	(235,386)

Net investment income (loss)	(16,539)	(53,344)	137,669	(206,311)	34,750	(211,032)	86,368	33,707

Realized gain (loss) on investments	25,872	(2,493,176)	(911,154)	4,244,885	(756,634)	155,283	120,825	(8,441,033)
Change in unrealized gain (loss) on investments	17,862	4,697,970	(23,255)	688,949	1,507,176	(167,912)	547,588	9,539,055

Net gain (loss) on investments	43,734	2,204,794	(934,409)	4,933,834	750,542	(12,629)	668,413	1,098,022

Reinvested capital gains	-	-	-	682,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$27,195	2,151,450	(796,740)	5,410,447	785,292	(223,661)	754,781	1,131,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB

Reinvested dividends	$201,203	-	-	-	-	169,109	201,755	406,681
Mortality and expense risk charges (note 2)	(173,725)	(138,239)	(181,242)	(218,129)	(291,312)	(82,253)	(155,874)	(269,363)

Net investment income (loss)	27,478	(138,239)	(181,242)	(218,129)	(291,312)	86,856	45,881	137,318

Realized gain (loss) on investments	750,679	236,735	4,868,646	1,760,115	304,429	1,922,910	2,262,604	(7,777,503)
Change in unrealized gain (loss) on investments	178,368	(287,198)	1,284,230	1,196,437	6,345,363	(451,401)	705,401	(8,345,610)

Net gain (loss) on investments	929,047	(50,463)	6,152,876	2,956,552	6,649,792	1,471,509	2,968,005	(16,123,113)

Reinvested capital gains	-	-	-	1,431,616	1,292,442	-	-	7,645,881

Net increase (decrease) in contract owners’ equity resulting from operations	$956,525	(188,702)	5,971,634	4,170,039	7,650,922	1,558,365	3,013,886	(8,339,914)

Investment Activity:	RHCF	RVIRO	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC

Reinvested dividends	$-	39,015	-	-	-	-	9,125	-
Mortality and expense risk charges (note 2)	(213,243)	(79,581)	(202,942)	(158,094)	(138,137)	(41,459)	(106,649)	(76,526)

Net investment income (loss)	(213,243)	(40,566)	(202,942)	(158,094)	(138,137)	(41,459)	(97,524)	(76,526)

Realized gain (loss) on investments	311,226	327,712	5,082,467	(8,119,811)	759,360	(1,449,812)	(4,454,004)	(3,235,124)
Change in unrealized gain (loss) on investments	1,612,272	262,966	1,213,636	648,990	285,961	430,139	(191,640)	8,043

Net gain (loss) on investments	1,923,498	590,678	6,296,103	(7,470,821)	1,045,321	(1,019,673)	(4,645,644)	(3,227,081)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,710,255	550,112	6,093,161	(7,628,915)	907,184	(1,061,132)	(4,743,168)	(3,303,607)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	RUF	RLCJ	RLF	RVMFU	RMED	RVCEQ	RVARS	RVF

Reinvested dividends	$-	12,573	-	-	2,531	-	139,285	-
Mortality and expense risk charges (note 2)	(359,717)	(52,426)	(92,023)	(166,565)	(73,177)	(27,905)	(185,119)	(150,973)

Net investment income (loss)	(359,717)	(39,853)	(92,023)	(166,565)	(70,646)	(27,905)	(45,834)	(150,973)

Realized gain (loss) on investments	(7,694,221)	956,058	825,857	(502,852)	1,149,131	127,350	(2,619,427)	6,773,872
Change in unrealized gain (loss) on investments	(60,535)	(308,608)	1,302,072	(170,545)	(372,660)	381,648	2,233,681	251,066

Net gain (loss) on investments	(7,754,756)	647,450	2,127,929	(673,397)	776,471	508,998	(385,746)	7,024,938

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,114,473)	607,597	2,035,906	(839,962)	705,825	481,093	(431,580)	6,873,965

Investment Activity:	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG

Reinvested dividends	$-	162,155	-	417,525	-	-	41,939	-
Mortality and expense risk charges (note 2)	(173,393)	(249,060)	(502,771)	(234,102)	(170,537)	(89,090)	(127,558)	(127,897)

Net investment income (loss)	(173,393)	(86,905)	(502,771)	183,423	(170,537)	(89,090)	(85,619)	(127,897)

Realized gain (loss) on investments	4,029,792	3,892,643	15,653,466	2,241,742	3,181,301	1,471,617	1,786,295	3,116,942
Change in unrealized gain (loss) on investments	425,051	935,014	(5,559,372)	1,766,617	(191,239)	(509,018)	(823,475)	315,677

Net gain (loss) on investments	4,454,843	4,827,657	10,094,094	4,008,359	2,990,062	962,599	962,820	3,432,619

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,281,450	4,740,752	9,591,323	4,191,782	2,819,525	873,509	877,201	3,304,722

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL

Reinvested dividends	$274,170	-	138,422	-	74,775	-	-	89,199
Mortality and expense risk charges (note 2)	(118,916)	(259,637)	(126,492)	(107,329)	(150,016)	(51,199)	(182,284)	(26,387)

Net investment income (loss)	155,254	(259,637)	11,930	(107,329)	(75,241)	(51,199)	(182,284)	62,812

Realized gain (loss) on investments	1,681,410	3,228,861	765,371	1,031,437	4,111,295	(2,575,969)	3,213,304	317,103
Change in unrealized gain (loss) on investments	468,795	3,833,158	2,001,119	(92,953)	941,054	576,569	2,201,709	128,574

Net gain (loss) on investments	2,150,205	7,062,019	2,766,490	938,484	5,052,349	(1,999,400)	5,415,013	445,677

Reinvested capital gains	-	-	-	-	-	1,350,658	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,305,459	6,802,382	2,778,420	831,155	4,977,108	(699,941)	5,232,729	508,489

Investment Activity:	RTRF	RUTL	RVWDL	SGRF3	NVMM2	SAM2	RVHEQ

Reinvested dividends	$30,385	377,496	1,285	-	-	30,595	33,990
Mortality and expense risk charges (note 2)	(70,845)	(213,051)	(65,859)	(2,473)	(218,185)	(4,370,635)	(34,724)

Net investment income (loss)	(40,460)	164,445	(64,574)	(2,473)	(218,185)	(4,340,040)	(734)

Realized gain (loss) on investments	(2,747,410)	1,077,317	700,041	(404,997)	-	-	(1,226,497)
Change in unrealized gain (loss) on investments	(125,573)	(706,974)	(425,109)	419,915	-	-	864,051

Net gain (loss) on investments	(2,872,983)	370,343	274,932	14,918	-	-	(362,446)

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,913,443)	534,788	210,358	12,445	(218,185)	(4,340,040)	(363,180)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		HIBF3		TRF3		GBF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,664,297)	(6,357,517)	2,680,364	497,374	(1,061)	(2,688)	387,688	568,787
Realized gain (loss) on investments	(1,724,132)	(268,561,090)	1,963,024	(1,373,290)	(235,555)	(414,737)	225,457	357,645
Change in unrealized gain (loss) on investments	89,697,232	(29,136,303)	7,765,209	(658,637)	300,928	(289,456)	(802,633)	202,253
Reinvested capital gains	14,026,514	20,176,366	-	-	-	167,462	315,726	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,335,317	(283,878,544)	12,408,597	(1,534,553)	64,312	(539,419)	126,238	1,128,685

Equity transactions:
Purchase payments received from contract owners (note 3)	186,281,506	191,493,555	1,012,095	281,159	11,190	6,453	2,547,297	606,689
Transfers between funds	-	-	37,842,121	4,968,847	(120,800)	(287,800)	3,517,489	2,272,594
Redemptions (note 3)	(161,332,944)	(195,510,244)	(3,006,274)	(1,385,378)	(80,077)	(77,849)	(3,308,628)	(3,533,033)
Annuity benefits	(403,194)	(477,694)	-	-	-	-	(15,017)	(14,760)
Contract maintenance charges (note 2)	(2,046)	(2,198)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,913,569)	(2,059,850)	(15,617)	(10,754)	(823)	(453)	(44,930)	(46,613)
Adjustments to maintain reserves	(329,216)	23,992	(172)	(81)	(934)	737	(264)	(67)

Net equity transactions	22,300,537	(6,532,439)	35,832,153	3,853,793	(191,444)	(358,912)	2,695,947	(715,190)

Net change in contract owners’ equity	118,635,854	(290,410,983)	48,240,750	2,319,240	(127,132)	(898,331)	2,822,185	413,495
Contract owners’ equity beginning of period	943,091,391	1,233,502,374	10,847,383	8,528,143	412,622	1,310,953	18,545,020	18,131,525

Contract owners’ equity end of period	$1,061,727,245	943,091,391	59,088,133	10,847,383	285,490	412,622	21,367,205	18,545,020

CHANGES IN UNITS:
Beginning units	104,965,971	93,051,817	1,358,208	757,438	50,588	93,336	1,445,042	1,498,890
Units purchased	741,616,721	871,079,222	7,778,043	2,141,758	8,525	61,804	1,389,371	1,539,681
Units redeemed	(742,568,346)	(859,165,068)	(3,995,854)	(1,540,988)	(31,384)	(104,552)	(1,183,021)	(1,593,529)

Ending units	104,014,346	104,965,971	5,140,397	1,358,208	27,729	50,588	1,651,392	1,445,042

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDA6		GVIDC6		GVIDM6		GVDMA6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(33,869)	27,523	40,857	134,080	10,375	289,444	(11,812)	150,387
Realized gain (loss) on investments	(2,530,588)	(353,552)	(257,564)	(264,721)	(2,260,342)	(681,416)	(3,224,810)	(999,513)
Change in unrealized gain (loss) on investments	3,435,744	(4,614,565)	860,012	(597,549)	4,540,680	(7,387,174)	4,634,630	(5,626,542)
Reinvested capital gains	263,907	1,322,079	46,683	132,805	396,491	1,847,929	473,288	1,425,578

Net increase (decrease) in contract owners’ equity resulting from operations	1,135,194	(3,618,515)	689,988	(595,385)	2,687,204	(5,931,217)	1,871,296	(5,050,090)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,447	143,160	1,100,523	556,385	908,168	1,016,951	411,895	741,529
Transfers between funds	1,069,866	(1,806,200)	4,137,160	3,299,332	2,180,696	3,436,657	99,692	117,072
Redemptions (note 3)	(584,575)	(384,468)	(1,613,545)	(1,112,556)	(2,341,485)	(4,220,526)	(1,601,768)	(1,156,679)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,365)	(10,702)	(12,349)	(36,681)	(18,259)	(36,668)	(37,338)	(13,659)
Adjustments to maintain reserves	(117)	(2)	(59)	(70)	(243)	(53)	(218)	(85)

Net equity transactions	496,256	(2,058,212)	3,611,730	2,706,410	728,877	196,361	(1,127,737)	(311,822)

Net change in contract owners’ equity	1,631,450	(5,676,727)	4,301,718	2,111,025	3,416,081	(5,734,856)	743,559	(5,361,912)
Contract owners’ equity beginning of period	5,462,939	11,139,666	7,404,922	5,293,897	16,869,176	22,604,032	9,930,470	15,292,382

Contract owners’ equity end of period	$7,094,389	5,462,939	11,706,640	7,404,922	20,285,257	16,869,176	10,674,029	9,930,470

CHANGES IN UNITS:
Beginning units	619,874	783,334	698,779	462,812	1,744,209	1,764,416	1,069,845	1,115,759
Units purchased	304,929	135,643	787,979	934,216	668,817	760,652	433,311	637,699
Units redeemed	(284,108)	(299,103)	(461,997)	(698,249)	(631,518)	(780,859)	(563,098)	(683,613)

Ending units	640,695	619,874	1,024,761	698,779	1,781,508	1,744,209	940,058	1,069,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC6		NVMMG1		SCGF3		SCVF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$23,606	126,271	(5,478)	-	(3,833)	(5,502)	(3,806)	(3,002)
Realized gain (loss) on investments	(1,081,337)	(403,612)	9,820	-	(102,628)	(2,564)	(168,355)	(138,588)
Change in unrealized gain (loss) on investments	1,784,524	(1,485,453)	119,536	-	169,008	(239,074)	259,722	(116,579)
Reinvested capital gains	120,647	401,497	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	847,440	(1,361,297)	123,878	-	62,547	(247,140)	87,561	(258,169)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,110,865	603,415	(53)	-	26,462	1,666	13,073	21,323
Transfers between funds	1,852,884	(2,272,143)	544,319	-	(4,596)	(73,056)	(63,685)	(189,858)
Redemptions (note 3)	(663,638)	(948,879)	(58,823)	-	(82,858)	(40,923)	(45,609)	(52,347)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,579)	(10,358)	(972)	-	(1,730)	(1,005)	(411)	(103)
Adjustments to maintain reserves	(114)	(67)	(1,550)	-	(36)	(9)	(61)	6

Net equity transactions	2,296,418	(2,628,032)	482,921	-	(62,758)	(113,327)	(96,693)	(220,979)

Net change in contract owners’ equity	3,143,858	(3,989,329)	606,799	-	(211)	(360,467)	(9,132)	(479,148)
Contract owners’ equity beginning of period	6,676,541	10,665,870	-	-	240,525	600,992	489,197	968,345

Contract owners’ equity end of period	$9,820,399	6,676,541	606,799	-	240,314	240,525	480,065	489,197

CHANGES IN UNITS:
Beginning units	657,880	880,836	-	-	36,528	48,203	53,479	70,779
Units purchased	672,375	328,888	63,337	-	24,494	5,406	12,539	14,703
Units redeemed	(474,926)	(551,844)	(11,906)	-	(32,099)	(17,081)	(24,191)	(32,003)

Ending units	855,329	657,880	51,431	-	28,923	36,528	41,827	53,479

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF3		ACVIG3		ACVU3		ACVV3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(17,050)	(13,035)	89,636	38,987	(8,865)	(15,781)	234,419	75,409
Realized gain (loss) on investments	(678,613)	(711,520)	(844,743)	(1,137,660)	(143,126)	(66,591)	(2,566,225)	(1,802,967)
Change in unrealized gain (loss) on investments	1,117,057	(833,929)	1,130,114	(1,831,399)	364,290	(706,406)	3,030,183	(1,703,975)
Reinvested capital gains	-	475,677	-	696,796	-	175,729	-	1,028,922

Net increase (decrease) in contract owners’ equity resulting from operations	421,394	(1,082,807)	375,007	(2,233,276)	212,299	(613,049)	698,377	(2,402,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	45,379	21,997	33,901	75,331	9,133	4,512	100,389	310,681
Transfers between funds	469,193	(198,519)	170,323	(1,305,553)	43,312	(915,662)	(191,160)	(1,168,058)
Redemptions (note 3)	(273,740)	(227,749)	(267,359)	(504,232)	(82,881)	(59,883)	(790,488)	(694,954)
Annuity benefits	-	-	(1,380)	(1,964)	-	-	(1,667)	(2,093)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,331)	(1,416)	(5,506)	(5,834)	(3,396)	(752)	(18,159)	(6,608)
Adjustments to maintain reserves	(99)	(7)	(76)	8	(82)	46	(227)	15

Net equity transactions	237,402	(405,694)	(70,097)	(1,742,244)	(33,914)	(971,739)	(901,312)	(1,561,017)

Net change in contract owners’ equity	658,796	(1,488,501)	304,910	(3,975,520)	178,385	(1,584,788)	(202,935)	(3,963,628)
Contract owners’ equity beginning of period	1,434,159	2,922,660	3,031,596	7,007,116	680,708	2,265,496	5,926,693	9,890,321

Contract owners’ equity end of period	$2,092,955	1,434,159	3,336,506	3,031,596	859,093	680,708	5,723,758	5,926,693

CHANGES IN UNITS:
Beginning units	148,984	185,353	343,435	511,898	96,850	185,781	586,741	707,354
Units purchased	92,392	69,761	104,533	117,463	24,630	33,176	226,112	265,070
Units redeemed	(77,905)	(106,130)	(123,427)	(285,926)	(29,534)	(122,107)	(331,779)	(385,683)

Ending units	163,471	148,984	324,541	343,435	91,946	96,850	481,074	586,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FC2R		FEI2R		FG2R		SBTRP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(56,089)	(209,973)	24,252	48,194	(52,563)	(89,354)	23	50
Realized gain (loss) on investments	(6,138,297)	(7,249,398)	(1,907,183)	(1,520,877)	(1,007,884)	(1,038,371)	(167)	(23,419)
Change in unrealized gain (loss) on investments	9,466,960	(6,059,444)	2,934,285	(3,216,328)	1,989,360	(3,493,138)	6,868	(13,923)
Reinvested capital gains	3,041	720,030	-	9,911	3,210	-	-	73

Net increase (decrease) in contract owners’ equity resulting from operations	3,275,615	(12,798,785)	1,051,354	(4,679,100)	932,123	(4,620,863)	6,724	(37,219)

Equity transactions:
Purchase payments received from contract owners (note 3)	79,455	360,312	132,281	289,793	59,161	118,322	-	-
Transfers between funds	(2,146,268)	(5,602,339)	(567,282)	(2,571,925)	418,704	(10,745,117)	-	61,525
Redemptions (note 3)	(1,846,769)	(2,682,060)	(706,912)	(984,198)	(397,925)	(1,072,307)	-	-
Annuity benefits	(1,790)	(2,628)	(1,514)	(2,255)	(1,551)	(2,646)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(10)	-
Contingent deferred sales charges (note 2)	(33,418)	(30,977)	(15,549)	(14,261)	(7,199)	(10,662)	-	-
Adjustments to maintain reserves	(63)	(109)	(37)	(53)	9	(84)	9	(13)

Net equity transactions	(3,948,853)	(7,957,801)	(1,159,013)	(3,282,899)	71,199	(11,712,494)	(1)	61,512

Net change in contract owners’ equity	(673,238)	(20,756,586)	(107,659)	(7,961,999)	1,003,322	(16,333,357)	6,723	24,293
Contract owners’ equity beginning of period	13,051,822	33,808,408	5,110,125	13,072,124	2,935,371	19,268,728	24,293	-

Contract owners’ equity end of period	$12,378,584	13,051,822	5,002,466	5,110,125	3,938,693	2,935,371	31,016	24,293

CHANGES IN UNITS:
Beginning units	1,277,175	1,869,163	640,409	923,301	418,788	1,427,016	1,436	-
Units purchased	303,164	678,716	127,131	194,966	268,618	402,464	-	4,225
Units redeemed	(671,370)	(1,270,704)	(278,132)	(477,858)	(242,128)	(1,410,692)	-	(2,789)

Ending units	908,969	1,277,175	489,408	640,409	445,278	418,788	1,436	1,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBVI		SBIEP		SBMMP		RSRF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$10,972	(650)	(163)	1,228	(1,765)	1,228	(321,503)	(441,941)
Realized gain (loss) on investments	(326,546)	(120,862)	(41,040)	(2,122)	-	-	(9,463,759)	(4,168,351)
Change in unrealized gain (loss) on investments	714,136	(1,194,248)	59,754	(36,447)	-	-	14,413,766	(10,244,562)
Reinvested capital gains	-	81,488	-	-	-	-	-	78,845

Net increase (decrease) in contract owners’ equity resulting from operations	398,562	(1,234,272)	18,551	(37,341)	(1,765)	1,228	4,628,504	(14,776,009)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	1,270,939	2,075,969
Transfers between funds	(277,391)	(86,528)	(14,415)	25,003	291,806	-	(2,123,084)	(2,086,215)
Redemptions (note 3)	(253,825)	(385,323)	-	-	(189,763)	(20,599)	(4,066,554)	(2,358,129)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,873)	(2,068)	(22)	(14)	(141)	(116)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(65,420)	(32,053)
Adjustments to maintain reserves	(74)	453	(3)	3	4	7	(4,242)	(160)

Net equity transactions	(533,163)	(473,466)	(14,440)	24,992	101,906	(20,708)	(4,988,361)	(2,400,588)

Net change in contract owners’ equity	(134,601)	(1,707,738)	4,111	(12,349)	100,141	(19,480)	(359,857)	(17,176,597)
Contract owners’ equity beginning of period	2,040,812	3,748,550	72,083	84,432	94,751	114,231	19,467,186	36,643,783

Contract owners’ equity end of period	$1,906,211	2,040,812	76,194	72,083	194,892	94,751	19,107,329	19,467,186

CHANGES IN UNITS:
Beginning units	329,358	384,388	7,937	5,193	6,991	8,536	2,101,946	2,302,659
Units purchased	-	3,731	-	2,745	21,648	-	1,815,660	1,978,930
Units redeemed	(79,008)	(58,761)	(1,328)	(1)	(14,103)	(1,545)	(2,271,480)	(2,179,643)

Ending units	250,350	329,358	6,609	7,937	14,536	6,991	1,646,126	2,101,946

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVASA		RVAMR		RBKF		RBMF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(16,539)	1,576	(53,344)	(91,425)	137,669	(134,420)	(206,311)	(371,723)
Realized gain (loss) on investments	25,872	(1)	(2,493,176)	(2,197,233)	(911,154)	(5,375,500)	4,244,885	(9,402,069)
Change in unrealized gain (loss) on investments	17,862	(1,285)	4,697,970	(3,980,854)	(23,255)	798,719	688,949	572,207
Reinvested capital gains	-	-	-	173,193	-	-	682,924	528,652

Net increase (decrease) in contract owners’ equity resulting from operations	27,195	290	2,151,450	(6,096,319)	(796,740)	(4,711,201)	5,410,447	(8,672,933)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,188,461	-	444,470	605,836	917,675	818,862	686,900	1,804,255
Transfers between funds	320,454	74,454	1,758,616	2,830,325	(13,085,425)	13,966,254	14,236,477	(28,315,645)
Redemptions (note 3)	(82,878)	-	(1,001,272)	(1,156,499)	(924,177)	(916,656)	(2,292,786)	(3,293,495)
Annuity benefits	-	-	-	-	-	-	(6,285)	(9,231)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,008)	-	(12,163)	(23,429)	(20,246)	(13,149)	(22,568)	(34,871)
Adjustments to maintain reserves	(49)	4	(317)	(99)	(39,759)	(111)	615	(402)

Net equity transactions	1,423,980	74,458	1,189,334	2,256,134	(13,151,932)	13,855,200	12,602,353	(29,849,389)

Net change in contract owners’ equity	1,451,175	74,748	3,340,784	(3,840,185)	(13,948,672)	9,143,999	18,012,800	(38,522,322)
Contract owners’ equity beginning of period	74,748	-	6,552,835	10,393,020	15,764,043	6,620,044	6,973,494	45,495,816

Contract owners’ equity end of period	$1,525,923	74,748	9,893,619	6,552,835	1,815,371	15,764,043	24,986,294	6,973,494

CHANGES IN UNITS:
Beginning units	7,573	-	1,041,892	925,019	2,475,430	592,327	541,731	1,894,999
Units purchased	312,243	7,573	1,515,558	1,679,061	14,140,431	12,028,869	5,551,614	4,460,615
Units redeemed	(164,056)	-	(1,404,606)	(1,562,188)	(16,322,926)	(10,145,766)	(4,814,783)	(5,813,883)

Ending units	155,760	7,573	1,152,844	1,041,892	292,935	2,475,430	1,278,562	541,731

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVBER		RBF		RVCLR		RVCMD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$34,750	(19,382)	(211,032)	(222,899)	86,368	(34,380)	33,707	98,863
Realized gain (loss) on investments	(756,634)	(750,185)	155,283	(5,645,113)	120,825	(1,222,572)	(8,441,033)	952,198
Change in unrealized gain (loss) on investments	1,507,176	(1,351,140)	(167,912)	716,601	547,588	87,519	9,539,055	(12,359,697)
Reinvested capital gains	-	44,945	-	-	-	26,431	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	785,292	(2,075,762)	(223,661)	(5,151,411)	754,781	(1,143,002)	1,131,729	(11,308,636)

Equity transactions:
Purchase payments received from contract owners (note 3)	206,169	279,797	781,689	1,236,259	474,309	247,205	1,837,607	2,595,203
Transfers between funds	2,181,419	2,071,776	(17,887,118)	21,891,764	4,934,758	549,524	4,708,757	(5,704,602)
Redemptions (note 3)	(570,810)	(587,265)	(1,714,129)	(1,262,483)	(645,744)	(305,097)	(2,126,851)	(3,385,033)
Annuity benefits	-	-	(1,927)	(2,124)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,813)	(11,377)	(18,475)	(16,303)	(20,787)	(4,244)	(60,169)	(41,710)
Adjustments to maintain reserves	(353)	(86)	2,117	(124)	(250)	(102)	(918)	(1,287)

Net equity transactions	1,805,612	1,752,845	(18,837,843)	21,846,989	4,742,286	487,286	4,358,426	(6,537,429)

Net change in contract owners’ equity	2,590,904	(322,917)	(19,061,504)	16,695,578	5,497,067	(655,716)	5,490,155	(17,846,065)
Contract owners’ equity beginning of period	2,273,127	2,596,044	25,306,167	8,610,589	1,265,177	1,920,893	10,151,821	27,997,886

Contract owners’ equity end of period	$4,864,031	2,273,127	6,244,663	25,306,167	6,762,244	1,265,177	15,641,976	10,151,821

CHANGES IN UNITS:
Beginning units	371,153	241,098	3,205,648	942,389	175,719	183,136	2,197,097	3,045,583
Units purchased	449,055	1,339,246	8,843,101	10,842,518	1,184,459	1,179,939	6,390,482	6,599,662
Units redeemed	(224,483)	(1,209,191)	(11,374,539)	(8,579,259)	(584,501)	(1,187,356)	(5,496,477)	(7,448,148)

Ending units	595,725	371,153	674,210	3,205,648	775,677	175,719	3,091,102	2,197,097

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RCPF		RVLDD		RELF		RENF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$27,478	(257,166)	(138,239)	45,976	(181,242)	(19,930)	(218,129)	(455,700)
Realized gain (loss) on investments	750,679	(6,721,645)	236,735	(12,859,959)	4,868,646	(763,109)	1,760,115	(6,826,087)
Change in unrealized gain (loss) on investments	178,368	1,256,906	(287,198)	2,148,221	1,284,230	24,052	1,196,437	(782,150)
Reinvested capital gains	-	528,404	-	-	-	-	1,431,616	382,037

Net increase (decrease) in contract owners’ equity resulting from operations	956,525	(5,193,501)	(188,702)	(10,665,762)	5,971,634	(758,987)	4,170,039	(7,681,900)

Equity transactions:
Purchase payments received from contract owners (note 3)	391,329	712,601	568,980	2,619,076	585,462	21,607	1,411,585	1,595,065
Transfers between funds	(4,676,970)	1,480,102	(4,360,172)	10,307,833	10,675,554	(241,924)	5,062,556	(30,072,973)
Redemptions (note 3)	(1,291,320)	(2,207,864)	(2,592,747)	(2,930,909)	(1,687,416)	(152,328)	(1,768,010)	(3,431,961)
Annuity benefits	(3,524)	(4,172)	-	-	(272)	(381)	(26,758)	(45,120)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,267)	(23,581)	(13,548)	(14,590)	(17,111)	(1,387)	(24,245)	(46,140)
Adjustments to maintain reserves	(790)	(407)	4,238	(91)	(3,903)	(89)	(6,742)	1,178

Net equity transactions	(5,597,542)	(43,321)	(6,393,249)	9,981,319	9,552,314	(374,502)	4,648,386	(31,999,951)

Net change in contract owners’ equity	(4,641,017)	(5,236,822)	(6,581,951)	(684,443)	15,523,948	(1,133,489)	8,818,425	(39,681,851)
Contract owners’ equity beginning of period	17,651,464	22,888,286	15,820,875	16,505,318	485,652	1,619,141	9,367,518	49,049,369

Contract owners’ equity end of period	$13,010,447	17,651,464	9,238,924	15,820,875	16,009,600	485,652	18,185,943	9,367,518

CHANGES IN UNITS:
Beginning units	1,447,943	1,411,731	3,022,231	1,178,525	106,957	177,430	637,157	1,787,020
Units purchased	2,963,660	5,358,882	20,558,994	24,215,559	13,244,934	4,177,625	4,333,207	4,189,533
Units redeemed	(3,504,716)	(5,322,670)	(22,284,122)	(22,371,853)	(11,245,126)	(4,248,098)	(4,051,691)	(5,339,396)

Ending units	906,887	1,447,943	1,297,103	3,022,231	2,106,765	106,957	918,673	637,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RESF		RLCE		RFSF		RUGB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(291,312)	(468,678)	86,856	(144,082)	45,881	(132,540)	137,318	340,386
Realized gain (loss) on investments	304,429	(7,295,539)	1,922,910	(15,448,687)	2,262,604	(7,203,914)	(7,777,503)	5,454,300
Change in unrealized gain (loss) on investments	6,345,363	(5,975,060)	(451,401)	4,323,059	705,401	1,700,939	(8,345,610)	7,231,470
Reinvested capital gains	1,292,442	1,189,645	-	258,684	-	-	7,645,881	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,650,922	(12,549,632)	1,558,365	(11,011,026)	3,013,886	(5,635,515)	(8,339,914)	13,026,156

Equity transactions:
Purchase payments received from contract owners (note 3)	1,388,264	2,532,374	248,940	390,264	499,259	313,751	343,385	3,009,712
Transfers between funds	6,499,292	(21,659,021)	1,138,021	(16,932,910)	8,280,119	(3,705,912)	(7,819,418)	(1,070,217)
Redemptions (note 3)	(2,044,882)	(2,776,598)	(894,332)	(1,438,975)	(1,270,385)	(910,256)	(2,452,892)	(6,675,693)
Annuity benefits	(13,118)	(24,776)	(3,130)	(5,758)	(987)	(1,660)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,157)	(29,089)	(6,786)	(20,505)	(20,650)	(14,921)	(24,638)	(55,293)
Adjustments to maintain reserves	(9,676)	(29,974)	(2,770)	(271)	(147)	(46)	(41,120)	30,199

Net equity transactions	5,795,723	(21,987,084)	479,943	(18,008,155)	7,487,209	(4,319,044)	(9,994,683)	(4,761,292)

Net change in contract owners’ equity	13,446,645	(34,536,716)	2,038,308	(29,019,181)	10,501,095	(9,954,559)	(18,334,597)	8,264,864
Contract owners’ equity beginning of period	8,906,452	43,443,168	7,076,208	36,095,389	4,047,291	14,001,850	34,074,962	25,810,098

Contract owners’ equity end of period	$22,353,097	8,906,452	9,114,516	7,076,208	14,548,386	4,047,291	15,740,365	34,074,962

CHANGES IN UNITS:
Beginning units	639,951	1,302,965	843,627	1,920,923	654,279	1,165,736	1,869,412	2,018,451
Units purchased	4,796,010	3,438,035	5,536,500	5,959,067	7,207,350	5,252,929	17,509,582	30,344,501
Units redeemed	(4,422,476)	(4,101,049)	(5,557,966)	(7,036,363)	(5,832,818)	(5,764,386)	(18,096,689)	(30,493,540)

Ending units	1,013,485	639,951	822,161	843,627	2,028,811	654,279	1,282,305	1,869,412

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RHCF		RVIRO		RINF		RVIDD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(213,243)	(345,954)	(40,566)	(47,144)	(202,942)	(122,539)	(158,094)	(84,956)
Realized gain (loss) on investments	311,226	(8,140,139)	327,712	(1,865,514)	5,082,467	(5,604,641)	(8,119,811)	4,164,370
Change in unrealized gain (loss) on investments	1,612,272	(522,136)	262,966	145,504	1,213,636	1,300,746	648,990	(805,233)
Reinvested capital gains	-	1,140,600	-	-	-	-	-	1,630,760

Net increase (decrease) in contract owners’ equity resulting from operations	1,710,255	(7,867,629)	550,112	(1,767,154)	6,093,161	(4,426,434)	(7,628,915)	4,904,941

Equity transactions:
Purchase payments received from contract owners (note 3)	629,060	816,442	590,184	366,454	759,245	207,697	532,647	253,978
Transfers between funds	(5,834,158)	7,174,304	2,498,944	7,958,403	15,329,348	(14,921,552)	11,002,120	(2,113,988)
Redemptions (note 3)	(1,725,319)	(2,238,140)	(434,947)	(186,427)	(1,782,041)	(922,784)	(890,706)	(469,654)
Annuity benefits	(10,213)	(12,684)	-	-	(4,011)	(4,692)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,070)	(30,153)	(2,504)	(3,027)	(21,985)	(7,999)	(19,822)	(7,800)
Adjustments to maintain reserves	11,387	587	(159)	(25,534)	(1,143)	(127)	(11,495)	(69)

Net equity transactions	(6,946,313)	5,710,356	2,651,518	8,109,869	14,279,413	(15,649,457)	10,612,744	(2,337,533)

Net change in contract owners’ equity	(5,236,058)	(2,157,273)	3,201,630	6,342,715	20,372,574	(20,075,891)	2,983,829	2,567,408
Contract owners’ equity beginning of period	21,656,505	23,813,778	6,342,715	-	703,171	20,779,062	4,788,981	2,221,573

Contract owners’ equity end of period	$16,420,447	21,656,505	9,544,345	6,342,715	21,075,745	703,171	7,772,810	4,788,981

CHANGES IN UNITS:
Beginning units	2,444,993	1,987,359	992,693	-	76,853	1,266,765	499,333	365,708
Units purchased	7,250,008	9,811,638	2,494,876	2,338,298	4,845,216	2,117,578	20,950,272	26,577,341
Units redeemed	(8,185,045)	(9,354,004)	(2,321,488)	(1,345,605)	(3,458,307)	(3,307,490)	(19,954,921)	(26,443,716)

Ending units	1,509,956	2,444,993	1,166,081	992,693	1,463,762	76,853	1,494,684	499,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RJNF		RVIMC		RAF		RVISC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(138,137)	(66,725)	(41,459)	(14,372)	(97,524)	(89,812)	(76,526)	(26,788)
Realized gain (loss) on investments	759,360	(2,084,661)	(1,449,812)	554,494	(4,454,004)	3,902,350	(3,235,124)	924,035
Change in unrealized gain (loss) on investments	285,961	215,598	430,139	(513,155)	(191,640)	(172,241)	8,043	(180,233)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	907,184	(1,935,788)	(1,061,132)	26,967	(4,743,168)	3,640,297	(3,303,607)	717,014

Equity transactions:
Purchase payments received from contract owners (note 3)	1,049,513	258,620	99,014	184,695	118,493	276,496	119,324	230,284
Transfers between funds	5,647,080	1,500,629	(1,433,906)	3,100,941	9,515,186	(4,178,075)	6,772,178	(1,067,811)
Redemptions (note 3)	(859,826)	(1,918,176)	(212,518)	(182,936)	(676,156)	(570,972)	(421,538)	(449,878)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,357)	(19,003)	(1,902)	(1,125)	(5,693)	(4,271)	(2,620)	(2,904)
Adjustments to maintain reserves	(34)	38,500	(1,408)	(111)	(58,932)	(1,184)	(3,688)	(27)

Net equity transactions	5,823,376	(139,430)	(1,550,720)	3,101,464	8,892,898	(4,478,006)	6,463,656	(1,290,336)

Net change in contract owners’ equity	6,730,560	(2,075,218)	(2,611,852)	3,128,431	4,149,730	(837,709)	3,160,049	(573,322)
Contract owners’ equity beginning of period	4,190,087	6,265,305	4,030,502	902,071	3,805,228	4,642,937	2,961,396	3,534,718

Contract owners’ equity end of period	$10,920,647	4,190,087	1,418,650	4,030,502	7,954,958	3,805,228	6,121,445	2,961,396

CHANGES IN UNITS:
Beginning units	747,249	770,197	424,757	124,504	627,733	1,120,118	329,174	482,460
Units purchased	22,945,281	35,470,841	5,134,105	6,828,831	49,191,187	57,413,321	26,763,079	18,559,359
Units redeemed	(22,026,539)	(35,493,789)	(5,324,609)	(6,528,578)	(47,598,006)	(57,905,706)	(26,060,397)	(18,712,645)

Ending units	1,665,991	747,249	234,253	424,757	2,220,914	627,733	1,031,856	329,174

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RUF		RLCJ		RLF		RVMFU

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(359,717)	(454,451)	(39,853)	(64,315)	(92,023)	(89,596)	(166,565)	(662)
Realized gain (loss) on investments	(7,694,221)	14,843,767	956,058	(3,063,510)	825,857	(6,073,320)	(502,852)	(2,816)
Change in unrealized gain (loss) on investments	(60,535)	(98,102)	(308,608)	1,127,070	1,302,072	2,405,420	(170,545)	(19,009)
Reinvested capital gains	-	-	-	-	-	355,128	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,114,473)	14,291,214	607,597	(2,000,755)	2,035,906	(3,402,368)	(839,962)	(22,487)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,107,848	2,408,069	216,421	148,947	124,895	49,264	5,069,133	23,118
Transfers between funds	14,982,789	(12,260,631)	(1,943,294)	(974,510)	8,896,311	(7,977,567)	10,568,923	1,682,949
Redemptions (note 3)	(2,332,123)	(3,087,929)	(566,982)	(538,799)	(836,054)	(672,835)	(1,510,694)	(1,398)
Annuity benefits	(230)	(216)	(947)	(1,235)	(2,582)	(3,863)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,189)	(27,955)	(3,020)	(4,564)	(7,341)	(5,518)	(16,790)	(9)
Adjustments to maintain reserves	(22,096)	(3,927)	(1,101)	(106)	(302)	(341)	(1,765)	203,708

Net equity transactions	13,718,999	(12,972,589)	(2,298,923)	(1,370,267)	8,174,927	(8,610,860)	14,108,807	1,908,368

Net change in contract owners’ equity	5,604,526	1,318,625	(1,691,326)	(3,371,022)	10,210,833	(12,013,228)	13,268,845	1,885,881
Contract owners’ equity beginning of period	7,389,010	6,070,385	5,047,684	8,418,706	454,950	12,468,178	1,885,881	-

Contract owners’ equity end of period	$12,993,536	7,389,010	3,356,358	5,047,684	10,665,783	454,950	15,154,726	1,885,881

CHANGES IN UNITS:
Beginning units	839,808	941,839	677,085	751,913	50,985	724,843	193,966	-
Units purchased	41,251,673	97,701,968	7,852,803	7,230,290	1,845,846	828,445	3,360,230	209,499
Units redeemed	(40,034,763)	(97,803,999)	(8,158,641)	(7,305,118)	(975,308)	(1,502,303)	(1,904,752)	(15,533)

Ending units	2,056,718	839,808	371,247	677,085	921,523	50,985	1,649,444	193,966

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RMED		RVCEQ		RVARS		RVF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(70,646)	(142,860)	(27,905)	5,143	(45,834)	(252,695)	(150,973)	(189,888)
Realized gain (loss) on investments	1,149,131	(6,792,492)	127,350	(1,648,062)	(2,619,427)	(3,487,964)	6,773,872	(18,059,316)
Change in unrealized gain (loss) on investments	(372,660)	2,372,944	381,648	587,417	2,233,681	(911,665)	251,066	522,514
Reinvested capital gains	-	-	-	3,009	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	705,825	(4,562,408)	481,093	(1,052,493)	(431,580)	(4,652,324)	6,873,965	(17,726,690)

Equity transactions:
Purchase payments received from contract owners (note 3)	389,251	174,322	31,287	119,679	1,236,133	2,532,193	619,844	377,067
Transfers between funds	(1,842,681)	(1,700,482)	158,893	(2,383,817)	(6,824,496)	1,349,792	(6,175,054)	785,571
Redemptions (note 3)	(872,455)	(1,158,188)	(153,370)	(193,866)	(1,788,150)	(2,730,888)	(1,091,871)	(1,549,738)
Annuity benefits	(1,612)	(3,086)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,937)	(12,134)	(2,007)	(2,823)	(41,412)	(45,110)	(8,866)	(17,750)
Adjustments to maintain reserves	21	(117)	(103)	(39)	(237)	(119)	(77,597)	(57)

Net equity transactions	(2,340,413)	(2,699,685)	34,700	(2,460,866)	(7,418,162)	1,105,868	(6,733,544)	(404,907)

Net change in contract owners’ equity	(1,634,588)	(7,262,093)	515,793	(3,513,359)	(7,849,742)	(3,546,456)	140,421	(18,131,597)
Contract owners’ equity beginning of period	7,758,961	15,021,054	1,400,633	4,913,992	19,728,175	23,274,631	9,530,939	27,662,536

Contract owners’ equity end of period	$6,124,373	7,758,961	1,916,426	1,400,633	11,878,433	19,728,175	9,671,360	9,530,939

CHANGES IN UNITS:
Beginning units	837,538	721,452	222,483	468,895	2,285,393	2,157,687	2,777,616	2,175,439
Units purchased	4,162,227	5,166,627	805,772	416,935	1,988,547	3,258,793	46,615,589	43,371,199
Units redeemed	(4,557,736)	(5,050,541)	(783,770)	(663,347)	(2,824,846)	(3,131,087)	(48,076,183)	(42,769,022)

Ending units	442,029	837,538	244,485	222,483	1,449,094	2,285,393	1,317,022	2,777,616

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROF		RNF		RPMF		RREF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(173,393)	(113,223)	(86,905)	(347,052)	(502,771)	(436,595)	183,423	(196,298)
Realized gain (loss) on investments	4,029,792	(4,414,108)	3,892,643	(19,066,166)	15,653,466	(17,196,772)	2,241,742	(15,212,211)
Change in unrealized gain (loss) on investments	425,051	(449)	935,014	1,166,873	(5,559,372)	5,899,877	1,766,617	3,903,732
Reinvested capital gains	-	-	-	-	-	-	-	997,841

Net increase (decrease) in contract owners’ equity resulting from operations	4,281,450	(4,527,780)	4,740,752	(18,246,345)	9,591,323	(11,733,490)	4,191,782	(10,506,936)

Equity transactions:
Purchase payments received from contract owners (note 3)	313,018	263,798	392,871	662,039	2,579,058	1,615,020	818,273	1,033,712
Transfers between funds	5,242,342	(1,834,824)	3,995,915	(6,702,514)	3,438,469	1,899,745	8,227,699	(876,520)
Redemptions (note 3)	(1,495,919)	(1,674,469)	(2,131,279)	(4,097,817)	(2,782,296)	(3,160,789)	(2,264,970)	(2,408,042)
Annuity benefits	-	-	(1,158)	(2,316)	(12,544)	(15,927)	(2,649)	(4,579)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,499)	(7,032)	(29,491)	(55,675)	(40,867)	(24,942)	(47,016)	(20,970)
Adjustments to maintain reserves	(7,635)	(44)	(698)	(502)	39,180	1,337	(5,220)	(119)

Net equity transactions	4,042,307	(3,252,571)	2,226,160	(10,196,785)	3,221,000	314,444	6,726,117	(2,276,518)

Net change in contract owners’ equity	8,323,757	(7,780,351)	6,966,912	(28,443,130)	12,812,323	(11,419,046)	10,917,899	(12,783,454)
Contract owners’ equity beginning of period	5,040,754	12,821,105	15,362,473	43,805,603	28,420,843	39,839,889	9,134,510	21,917,964

Contract owners’ equity end of period	$13,364,511	5,040,754	22,329,385	15,362,473	41,233,166	28,420,843	20,052,409	9,134,510

CHANGES IN UNITS:
Beginning units	581,368	842,901	2,615,083	3,331,378	1,769,536	1,493,671	882,234	1,220,492
Units purchased	12,399,162	14,693,910	7,285,144	10,083,303	8,913,069	9,002,016	8,171,522	5,083,620
Units redeemed	(11,946,495)	(14,955,443)	(7,067,857)	(10,799,598)	(8,933,344)	(8,726,151)	(7,467,932)	(5,421,878)

Ending units	1,034,035	581,368	2,832,370	2,615,083	1,749,261	1,769,536	1,585,824	882,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RRF		RMEK		RTF		RVLCG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(170,537)	(64,056)	(89,090)	(102,741)	(85,619)	(162,433)	(127,897)	(190,030)
Realized gain (loss) on investments	3,181,301	(3,947,320)	1,471,617	(7,862,441)	1,786,295	(11,507,727)	3,116,942	(6,921,815)
Change in unrealized gain (loss) on investments	(191,239)	439,564	(509,018)	1,869,131	(823,475)	2,275,817	315,677	238,893
Reinvested capital gains	-	38,980	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,819,525	(3,532,832)	873,509	(6,096,051)	877,201	(9,394,343)	3,304,722	(6,872,952)

Equity transactions:
Purchase payments received from contract owners (note 3)	527,107	100,719	305,722	349,780	466,565	238,431	521,378	436,372
Transfers between funds	(2,278,888)	13,065,632	(3,918,536)	1,755,683	(5,727,773)	9,533,480	8,010,609	(6,184,965)
Redemptions (note 3)	(1,346,202)	(455,007)	(949,575)	(656,649)	(1,055,759)	(1,023,266)	(1,052,365)	(1,228,075)
Annuity benefits	(1,423)	(1,694)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,650)	(4,678)	(4,295)	(7,524)	(11,685)	(8,545)	(8,411)	(13,058)
Adjustments to maintain reserves	(3,154)	240	(14,788)	569	22,369	(71)	6,673	(10,250)

Net equity transactions	(3,118,210)	12,705,212	(4,581,472)	1,441,859	(6,306,283)	8,740,029	7,477,884	(6,999,976)

Net change in contract owners’ equity	(298,685)	9,172,380	(3,707,963)	(4,654,192)	(5,429,082)	(654,314)	10,782,606	(13,872,928)
Contract owners’ equity beginning of period	11,400,766	2,228,386	8,290,740	12,944,932	14,914,874	15,569,188	5,672,872	19,545,800

Contract owners’ equity end of period	$11,102,081	11,400,766	4,582,777	8,290,740	9,485,792	14,914,874	16,455,478	5,672,872

CHANGES IN UNITS:
Beginning units	1,375,393	175,243	956,562	713,902	3,510,537	1,158,234	862,172	1,757,917
Units purchased	4,971,125	3,952,263	12,170,807	12,244,101	33,946,941	29,956,436	11,352,276	9,458,848
Units redeemed	(5,404,127)	(2,752,113)	(12,723,750)	(12,001,441)	(35,900,357)	(27,604,133)	(10,482,326)	(10,354,593)

Ending units	942,391	1,375,393	403,619	956,562	1,557,121	3,510,537	1,732,122	862,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVLCV		RVMCG		RVMCV		RVSCG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$155,254	(28,568)	(259,637)	(160,472)	11,930	(77,253)	(107,329)	(77,448)
Realized gain (loss) on investments	1,681,410	(6,583,970)	3,228,861	(4,410,983)	765,371	(3,304,202)	1,031,437	(3,159,115)
Change in unrealized gain (loss) on investments	468,795	1,126,462	3,833,158	(284,953)	2,001,119	(909,009)	(92,953)	735,396
Reinvested capital gains	-	1,158,895	-	-	-	726,492	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,305,459	(4,327,181)	6,802,382	(4,856,408)	2,778,420	(3,563,972)	831,155	(2,501,167)

Equity transactions:
Purchase payments received from contract owners (note 3)	643,596	209,876	908,656	458,771	622,064	197,387	397,819	171,540
Transfers between funds	10,634,429	2,175,082	17,705,572	2,546,401	11,097,076	2,720,452	(3,326,031)	4,620,944
Redemptions (note 3)	(1,306,274)	(703,725)	(1,879,876)	(1,866,886)	(949,113)	(755,927)	(534,210)	(566,032)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,411)	(10,735)	(31,233)	(11,808)	(9,228)	(7,844)	(6,572)	(4,031)
Adjustments to maintain reserves	9,366	(129)	535	(151)	1,039	5,990	1,333	(9,961)

Net equity transactions	9,971,706	1,670,369	16,703,654	1,126,327	10,761,838	2,160,058	(3,467,661)	4,212,460

Net change in contract owners’ equity	12,277,165	(2,656,812)	23,506,036	(3,730,081)	13,540,258	(1,403,914)	(2,636,506)	1,711,293
Contract owners’ equity beginning of period	4,552,990	7,209,802	5,081,722	8,811,803	3,743,691	5,147,605	6,530,777	4,819,484

Contract owners’ equity end of period	$16,830,155	4,552,990	28,587,758	5,081,722	17,283,949	3,743,691	3,894,271	6,530,777

CHANGES IN UNITS:
Beginning units	729,421	581,997	629,723	685,021	511,572	389,952	805,732	383,469
Units purchased	5,022,833	6,339,910	5,620,862	4,568,003	4,029,166	1,925,767	8,513,893	4,840,975
Units redeemed	(3,926,592)	(6,192,486)	(3,934,711)	(4,623,301)	(2,980,567)	(1,804,147)	(8,956,151)	(4,418,712)

Ending units	1,825,662	729,421	2,315,874	629,723	1,560,171	511,572	363,474	805,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVSCV		RVSDL		RTEC		RTEL

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(75,241)	(28,029)	(51,199)	(67,356)	(182,284)	(126,748)	62,812	(132,100)
Realized gain (loss) on investments	4,111,295	(3,803,266)	(2,575,969)	1,429,423	3,213,304	(4,880,897)	317,103	(6,783,618)
Change in unrealized gain (loss) on investments	941,054	(883,060)	576,569	(527,583)	2,201,709	(1,182,172)	128,574	1,026,506
Reinvested capital gains	-	-	1,350,658	-	-	956,037	-	813,664

Net increase (decrease) in contract owners’ equity resulting from operations	4,977,108	(4,714,355)	(699,941)	834,484	5,232,729	(5,233,780)	508,489	(5,075,548)

Equity transactions:
Purchase payments received from contract owners (note 3)	620,575	167,390	251,443	187,975	940,931	533,072	105,628	385,857
Transfers between funds	(4,294,477)	7,485,701	(1,101,034)	3,840,708	11,100,525	(10,367,634)	(20,859)	(12,796,132)
Redemptions (note 3)	(1,186,397)	(482,302)	(274,513)	(499,373)	(1,508,928)	(1,078,546)	(298,899)	(1,426,278)
Annuity benefits	-	-	-	-	-	-	(2,888)	(3,970)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,915)	(4,685)	(2,868)	(6,071)	(9,789)	(18,892)	(2,038)	(11,694)
Adjustments to maintain reserves	5,742	(123)	2,779	(111)	(230)	(134)	(594)	(162)

Net equity transactions	(4,868,472)	7,165,981	(1,124,193)	3,523,128	10,522,509	(10,932,134)	(219,650)	(13,852,379)

Net change in contract owners’ equity	108,636	2,451,626	(1,824,134)	4,357,612	15,755,238	(16,165,914)	288,839	(18,927,927)
Contract owners’ equity beginning of period	5,629,689	3,178,063	5,357,764	1,000,152	3,600,906	19,766,820	2,131,077	21,059,004

Contract owners’ equity end of period	$5,738,325	5,629,689	3,533,630	5,357,764	19,356,144	3,600,906	2,419,916	2,131,077

CHANGES IN UNITS:
Beginning units	920,313	288,414	652,158	125,974	456,034	1,360,335	347,588	1,885,711
Units purchased	5,966,535	3,441,906	9,669,221	7,958,553	6,100,187	3,419,014	4,818,916	4,222,263
Units redeemed	(6,300,212)	(2,810,007)	(9,804,224)	(7,432,369)	(4,932,592)	(4,323,315)	(4,853,597)	(5,760,386)

Ending units	586,636	920,313	517,155	652,158	1,623,629	456,034	312,907	347,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RTRF		RUTL		RVWDL		SGRF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(40,460)	(169,149)	164,445	(297,076)	(64,574)	(82,068)	(2,473)	(14,039)
Realized gain (loss) on investments	(2,747,410)	(7,297,815)	1,077,317	(10,702,301)	700,041	(1,197,257)	(404,997)	19,632
Change in unrealized gain (loss) on investments	(125,573)	2,341,758	(706,974)	4,029,234	(425,109)	741,224	419,915	(630,300)
Reinvested capital gains	-	343,344	-	314,804	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,913,443)	(4,781,862)	534,788	(6,655,339)	210,358	(538,101)	12,445	(624,707)

Equity transactions:
Purchase payments received from contract owners (note 3)	348,998	643,382	509,347	1,719,898	532,741	394,386	12,587	8,523
Transfers between funds	(8,813,334)	17,508,076	(17,217,217)	(1,753,596)	(891,801)	(207,947)	(605,536)	(128,379)
Redemptions (note 3)	(243,514)	(1,335,562)	(1,508,924)	(2,617,059)	(461,435)	(477,869)	(39,565)	(107,130)
Annuity benefits	(3,071)	(4,352)	(3,777)	(4,950)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,358)	(13,111)	(19,343)	(28,252)	(12,090)	(3,593)	(715)	(3,480)
Adjustments to maintain reserves	(92)	(3,525)	(5,058)	(396)	(2,360)	(164)	(30)	(5)

Net equity transactions	(8,715,371)	16,794,908	(18,244,972)	(2,684,355)	(834,945)	(295,187)	(633,259)	(230,471)

Net change in contract owners’ equity	(11,628,814)	12,013,046	(17,710,184)	(9,339,694)	(624,587)	(833,288)	(620,814)	(855,178)
Contract owners’ equity beginning of period	18,139,056	6,126,010	24,492,407	33,832,101	3,511,666	4,344,954	620,814	1,475,992

Contract owners’ equity end of period	$6,510,242	18,139,056	6,782,223	24,492,407	2,887,079	3,511,666	-	620,814

CHANGES IN UNITS:
Beginning units	1,626,125	403,231	2,807,582	2,671,079	311,567	333,314	83,241	105,552
Units purchased	4,784,338	7,481,413	8,354,044	13,295,835	3,218,941	4,834,554	3,507	17,055
Units redeemed	(5,913,738)	(6,258,519)	(10,477,190)	(13,159,332)	(3,286,676)	(4,856,301)	(86,748)	(39,366)

Ending units	496,725	1,626,125	684,436	2,807,582	243,832	311,567	-	83,241

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMM2		SAM2		SBTIG		RVHEQ

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(218,185)	-	(4,340,040)	(841,915)	-	(18)	(734)	33,252
Realized gain (loss) on investments	-	-	-	-	-	-	(1,226,497)	(1,903,141)
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	864,051	(231,615)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(218,185)	-	(4,340,040)	(841,915)	-	(18)	(363,180)	(2,101,504)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,854,519	-	128,825,392	146,596,809	-	-	227,842	673,979
Transfers between funds	263,144,413	-	(404,838,680)	61,601,347	-	-	(9,976,870)	5,784,219
Redemptions (note 3)	(4,640,638)	-	(71,169,822)	(97,714,850)	-	-	(473,594)	(968,799)
Annuity benefits	-	-	(277,169)	(289,065)	-	(5,497)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(71,348)	-	(742,862)	(962,686)	-	-	(8,388)	(18,251)
Adjustments to maintain reserves	7,335	-	(108,306)	(156,951)	-	(10,985)	(277)	(105)

Net equity transactions	270,294,281	-	(348,311,447)	109,074,604	-	(16,482)	(10,231,287)	5,471,043

Net change in contract owners’ equity	270,076,096	-	(352,651,487)	108,232,689	-	(16,500)	(10,594,467)	3,369,539
Contract owners’ equity beginning of period	-	-	352,651,487	244,418,798	-	16,500	10,594,467	7,224,928

Contract owners’ equity end of period	$270,076,096	-	-	352,651,487	-	-	-	10,594,467

CHANGES IN UNITS:
Beginning units	-	-	34,269,411	23,647,331	-	-	1,302,678	663,743
Units purchased	35,163,903	-	163,837,972	263,735,629	-	-	180,858	1,837,574
Units redeemed	(8,156,659)	-	(198,107,383)	(253,113,549)	-	-	(1,483,536)	(1,198,639)

Ending units	27,007,244	-	-	34,269,411	-	-	-	1,302,678

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Fund - Class III (TRF3)

NVIT Government Bond Fund - Class III (GBF3)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class III (ACVIG3)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class III (ACVV3)

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)*

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)

VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)

Portfolios of the Legg Mason Partners Variable Equity Trust

ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)

ClearBridge Variable Investors Portfolio - Class I (SBVI)

Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)

Legg Mason Partners Variable Income Trust

Western Asset Variable Money Market Portfolio (SBMMP)

RYDEX FUNDS

Variable Trust: All-Cap Opportunity Fund (RSRF)

Variable Trust: Alternative Strategies Allocation Fund (RVASA)

Variable Trust: Amerigo Fund (RVAMR)

Variable Trust: Banking Fund (RBKF)

Variable Trust: Basic Materials Fund (RBMF)

Variable Trust: Berolina Fund (RVBER)

Variable Trust: Biotechnology Fund (RBF)

Variable Trust: Clermont Fund (RVCLR)

Variable Trust: Commodities Strategy Fund (RVCMD)

Variable Trust: Consumer Products Fund (RCPF)

Variable Trust: Dow 2x Strategy Fund (RVLDD)

Variable Trust: Electronics Fund (RELF)

Variable Trust: Energy Fund (RENF)

Variable Trust: Energy Services Fund (RESF)

Variable Trust: Europe 1.25x Strategy Fund (RLCE)

Variable Trust: Financial Services Fund (RFSF)

Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust: Health Care Fund (RHCF)

Variable Trust: International Opportunity Fund (RVIRO)

Variable Trust: Internet Fund (RINF)

Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust: Inverse S&P 500 Strategy Fund (RUF)

Variable Trust: Japan 2x Strategy Fund (RLCJ)

Variable Trust: Leisure Fund (RLF)

Variable Trust: Managed Futures Strategy Fund (RVMFU)

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)

Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)

Variable Trust: Multi-Hedge Strategies Fund (RVARS)

Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust: NASDAQ-100(R) Fund (ROF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Variable Trust: Nova Fund (RNF)

Variable Trust: Precious Metals Fund (RPMF)

Variable Trust: Real Estate Fund (RREF)

Variable Trust: Retailing Fund (RRF)

Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust: S&P 500 2x Strategy Fund (RTF)

Variable Trust: S&P 500 Pure Growth Fund (RVLCG)

Variable Trust: S&P 500 Pure Value Fund (RVLCV)

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust: Technology Fund (RTEC)

Variable Trust: Telecommunications Fund (RTEL)

Variable Trust: Transportation Fund (RTRF)

Variable Trust: Utilities Fund (RUTL)

Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)

Z CLOSED FUNDS

NVIT Money Market Fund - Class II (NVMM2)*

NVIT Money Market Fund II (obsolete) (SAM2)*

NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)*

Partners Variable Portfolios III, Inc.: Partners Variable Large Cap Value Portfolio (obsolete) (SBTIG)*

Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.
Asset Allocation Modeling Options:
Asset Allocation Service Charge Option	-	0.35%	-	-
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
Dynamic Advantage Program Option	-	0.35%	0.35%	0.35%
Allows contract owner to utilize allocation services provided by Rydex Advisory Services, LLC.

Maximum Variable Account Charges (1)	1.30%	2.40%	3.40%	1.55%
(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	HIBF3	TRF3	GBF3	GVIDA6	GVIDC6	GVIDM6	GVDMA6

0.45%	$8,000	$-	$-	$-	$-	$-	$-	$-
0.65%	3,333	-	-	-	-	-	-	-
0.8%	2,819	-	-	-	-	-	-	-
0.85%	2	-	-	-	-	-	-	-
1%	655	-	-	-	-	-	-	-
1.15%	2,830,625	166,757	713	112,692	12,141	36,646	70,578	39,546
1.2%	3,821	-	-	-	-	-	-	-
1.25%	41,772	-	-	-	-	-	-	-
1.3%	27,940	-	-	-	-	-	-	-
1.35%	5,067,102	208,748	3,565	81,324	29,993	62,252	82,121	59,224
1.4%	920,989	12,359	1,094	30,331	9,679	7,881	36,803	12,240
1.45%	9,416	-	-	-	-	-	-	-
1.5%	962,322	195	-	119	-	-	-	-
1.55%	1,221,447	93,592	104	39,830	7,817	11,848	41,268	14,408
1.6%	516,277	16,354	-	8,583	27,375	4,188	18,151	15,592
1.65%	236,084	-	-	-	-	-	-	-
1.7%	1,343,581	35	-	-	-	-	-	-
1.75%	472,370	-	-	2	-	-	-	-
1.8%	30,997	-	-	-	-	-	-	-
1.85%	288	-	-	-	-	-	-	-
1.9%	644,624	-	-	-	-	-	-	-
1.95%	146,464	-	-	-	-	-	-	-
2%	102,028	-	-	-	-	-	-	-
2.05%	2,908	-	-	-	-	-	-	-
2.1%	2,632	-	-	-	-	-	-	-
2.15%	2,074	-	-	-	-	-	-	-
2.2%	246	-	-	-	-	-	-	-
2.25%	19,490	-	-	-	-	-	-	-
2.3%	22,976	-	-	-	-	-	-	-
2.35%	11,617	-	-	-	-	-	-	-
2.4%	26,282	-	-	-	-	-	-	-
2.45%	1,722	-	-	-	-	-	-	-
2.55%	15	-	-	-	-	-	-	-
2.65%	12,073	-	-	-	-	-	-	-

Totals	$14,694,991	$498,040	$5,476	$272,881	$87,005	$122,815	$248,921	$141,010

	GVDMC6	NVMMG1	SCGF3	SCVF3	SCF3	ACVIG3	ACVU3	ACVV3

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.8%	2	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	20,626	1,580	620	1,421	5,405	11,384	5,451	37,426
1.2%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	-
1.3%	-	-	-	-	-	-	-	-
1.35%	41,963	2,872	1,799	2,823	10,362	12,977	2,867	18,167
1.4%	19,399	873	720	1,733	3,541	7,125	1,773	13,952
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	7,971	24	5	87	1,442	6,439	46	4,328
1.6%	20,319	129	689	306	253	2,612	822	4,593
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-

	$110,280	$5,478	$3,833	$6,370	$21,003	$40,537	$10,959	$78,466

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	FC2R	FEI2R	FG2R	SBTRP	SBVI	SBIEP	SBMMP	RSRF

0.45%	$-	$-	$-	$-	$-	$-	$-	$14
0.65%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	9
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	70,080	28,344	26,414	-	-	-	-	35,818
1.2%	-	-	-	-	-	-	-	32
1.25%	-	-	-	-	-	-	-	682
1.3%	-	-	-	341	24,639	938	2,022	-
1.35%	59,162	19,473	16,588	-	-	-	-	85,981
1.4%	29,339	11,364	7,774	-	-	-	-	21,762
1.45%	-	-	-	-	-	-	-	81
1.5%	4	-	-	-	-	-	-	62,009
1.55%	14,243	4,201	4,948	-	-	-	-	32,291
1.6%	8,336	4,300	2,512	-	-	-	-	9,648
1.65%	-	-	-	-	-	-	-	909
1.7%	-	-	-	-	-	-	-	50,892
1.75%	-	-	-	-	-	-	-	5,902
1.8%	-	-	-	-	-	-	-	67
1.85%	-	-	-	-	-	-	-	69
1.9%	-	-	-	-	-	-	-	22,282
1.95%	-	-	-	-	-	-	-	2,668
2%	-	-	-	-	-	-	-	2,639
2.05%	-	-	-	-	-	-	-	90
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	1,838
2.3%	-	-	-	-	-	-	-	904
2.35%	-	-	-	-	-	-	-	878
2.4%	-	-	-	-	-	-	-	824
2.45%	-	-	-	-	-	-	-	247
2.55%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-

	$181,164	$67,682	$58,236	$341	$24,639	$938	$2,022	$338,536

	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

0.45%	$16	$9	$8	$96	$-	$28	$-	$79
0.65%	-	3	-	98	6	105	29	-
0.8%	-	5	-	-	2	-	1	356
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	342	-	-
1.15%	3,944	11,202	8,521	35,296	6,002	18,546	5,961	22,980
1.2%	-	-	-	-	-	49	-	3
1.25%	502	-	158	776	120	481	5	1,952
1.3%	-	-	-	-	-	-	-	-
1.35%	4,733	38,556	26,628	57,540	8,710	55,535	32,353	39,826
1.4%	363	2,977	3,290	11,725	381	22,249	510	4,082
1.45%	73	-	70	34	-	8	-	219
1.5%	-	8,292	18,266	27,801	3,117	22,538	871	69,030
1.55%	1,769	1,264	2,628	18,584	844	10,765	958	5,069
1.6%	1,335	3,946	837	4,279	2,086	3,700	1,708	4,570
1.65%	312	979	508	881	682	1,891	745	1,788
1.7%	9	14,785	35,723	50,817	7,544	36,800	2,743	53,782
1.75%	-	12,338	12,560	18,982	7,127	15,053	2,753	3,726
1.8%	5	-	690	1,136	-	725	-	217
1.85%	-	-	-	-	-	-	-	63
1.9%	3,465	4,789	8,266	14,676	2,026	14,883	1,226	19,808
1.95%	-	1,527	3,719	6,141	939	4,402	396	2,684
2%	13	18,213	377	1,290	7,218	1,227	1,287	1,420
2.05%	-	381	-	3	118	14	-	16
2.1%	-	-	-	53	-	42	-	-
2.15%	-	-	29	99	-	64	-	-
2.2%	-	-	-	11	-	-	-	-
2.25%	-	105	371	643	132	346	159	1,697
2.3%	-	196	108	700	244	372	292	676
2.35%	-	2,411	3	139	927	50	267	464
2.4%	-	-	101	449	-	422	-	835
2.45%	-	27	-	1	34	2	39	44
2.55%	-	-	-	1	-	-	-	-
2.65%	-	-	152	458	-	393	-	-

	$16,539	$122,005	$123,013	$252,709	$48,259	$211,032	$52,303	$235,386

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB

0.45%	$32	$5	$4	$70	$92	$1	$22	$137
0.65%	37	-	112	28	38	8	-	64
0.8%	-	-	-	-	-	-	-	876
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	12,785	29,876	11,341	36,899	43,430	29,391	21,854	46,271
1.2%	-	-	-	-	-	7	7	20
1.25%	183	642	785	2,330	3,445	13	233	430
1.3%	-	-	-	-	-	-	-	-
1.35%	23,433	59,544	26,750	62,095	80,208	30,740	29,474	60,179
1.4%	8,145	10,890	4,306	15,641	24,972	6,818	7,738	9,964
1.45%	11	228	26	30	225	-	89	36
1.5%	28,476	21	29,858	17,601	24,153	859	19,556	43,189
1.55%	4,363	5,976	6,759	13,158	15,880	5,581	5,270	12,081
1.6%	1,560	6,382	1,897	5,388	4,984	6,098	2,368	13,840
1.65%	187	21,735	241	1,523	1,238	102	1,452	1,504
1.7%	53,191	738	52,276	34,989	47,039	753	38,987	51,936
1.75%	19,655	114	20,250	12,088	16,791	424	13,407	10,620
1.8%	941	11	1,051	712	1,016	67	814	61
1.85%	-	-	-	-	-	-	-	-
1.9%	12,795	969	15,459	9,946	19,311	951	9,035	10,620
1.95%	5,773	839	5,861	4,162	5,330	153	4,314	2,674
2%	601	257	1,660	605	1,442	89	216	3,425
2.05%	-	-	13	-	13	-	-	64
2.1%	16	-	72	4	21	6	5	5
2.15%	54	-	106	30	63	9	34	3
2.2%	-	-	-	-	5	4	-	-
2.25%	525	4	692	420	573	16	519	166
2.3%	288	1	564	120	383	77	150	324
2.35%	93	6	129	45	130	8	57	467
2.4%	264	-	517	96	242	42	106	142
2.45%	3	1	-	-	1	-	-	178
2.55%	-	-	-	-	-	1	-	-
2.65%	314	-	513	149	287	35	167	87

	$173,725	$138,239	$181,242	$218,129	$291,312	$82,253	$155,874	$269,363

	RHCF	RVIRO	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC

0.45%	$29	$105	$19	$11	$172	$2	$51	$84
0.65%	49	28	129	39	105	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	24,047	21,309	12,584	26,421	28,490	3,317	24,627	11,454
1.2%	-	-	21	-	-	-	349	-
1.25%	481	991	889	516	1,322	3	72	90
1.3%	-	-	-	-	-	-	-	-
1.35%	49,153	23,342	24,216	61,022	41,103	12,031	61,395	33,524
1.4%	11,755	4,222	6,059	5,164	19,389	2,518	2,951	1,514
1.45%	463	98	-	171	-	-	-	13
1.5%	25,385	2,521	34,788	-	5,489	2,891	-	-
1.55%	9,854	10,945	7,172	13,305	11,633	7,917	9,387	22,113
1.6%	2,925	3,130	2,616	5,571	9,338	1,761	4,063	3,150
1.65%	141	1,572	581	40,610	3,981	621	671	819
1.7%	47,412	3,352	57,565	1,861	6,451	2,898	136	39
1.75%	17,312	1,638	23,361	113	3,440	1,852	-	17
1.8%	877	34	1,250	6	153	56	1	2
1.85%	-	-	-	-	-	-	-	-
1.9%	16,577	4,680	19,405	2,590	4,872	4,559	2,544	3,365
1.95%	5,098	558	6,684	305	836	368	349	278
2%	433	714	1,763	389	516	305	53	64
2.05%	-	8	5	-	-	-	-	-
2.1%	5	-	115	-	31	-	-	-
2.15%	37	2	159	-	15	2	-	-
2.2%	-	-	11	-	-	-	-	-
2.25%	442	5	754	-	96	12	-	-
2.3%	216	102	1,044	-	232	134	-	-
2.35%	72	63	171	-	15	-	-	-
2.4%	222	93	815	-	255	129	-	-
2.45%	1	22	-	-	1	1	-	-
2.55%	-	-	1	-	-	-	-	-
2.65%	257	47	765	-	202	82	-	-

	$213,243	$79,581	$202,942	$158,094	$138,137	$41,459	$106,649	$76,526

	RUF	RLCJ	RLF	RVMFU	RMED	RVCEQ	RVARS	RVF

0.45%	$79	$15	$2	$53	$4	$-	$3	$26
0.65%	-	47	-	-	-	-	-	44
0.8%	1	-	-	6	-	2	6	-
0.85%	-	-	-	-	-	-	-	-
1%	21	-	-	-	-	-	-	15
1.15%	53,131	15,131	3,434	23,294	18,672	1,792	24,192	40,565
1.2%	-	-	-	25	-	20	26	-
1.25%	397	44	150	1,768	42	-	1,106	459
1.3%	-	-	-	-	-	-	-	-
1.35%	114,111	22,901	5,475	39,351	28,413	3,073	34,517	82,607
1.4%	12,760	2,907	2,464	6,478	6,987	824	1,998	7,210
1.45%	93	-	10	-	-	-	-	179
1.5%	31,643	156	17,736	21,810	23	3,703	42,351	356
1.55%	39,055	5,539	1,700	13,769	9,894	2,844	11,482	9,049
1.6%	5,685	3,685	600	10,583	6,850	753	6,675	5,722
1.65%	1,675	218	38	1,875	850	479	308	335
1.7%	54,603	467	35,492	24,104	158	8,368	35,053	952
1.75%	21,111	334	12,165	5,694	65	2,745	4,310	604
1.8%	985	2	654	2,149	1	-	440	8
1.85%	-	-	-	20	-	-	58	-
1.9%	15,131	214	7,288	9,295	627	1,282	15,379	1,149
1.95%	6,953	55	3,581	1,238	248	68	1,177	712
2%	1,303	639	262	2,716	323	1,301	1,921	845
2.05%	-	12	-	98	6	50	63	14
2.1%	-	-	5	-	-	-	-	-
2.15%	50	-	31	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	23	5	489	601	5	32	1,584	7
2.3%	211	9	142	453	1	130	793	20
2.35%	-	45	57	677	7	301	818	93
2.4%	334	-	95	238	-	-	685	-
2.45%	2	1	-	270	1	138	174	2
2.55%	-	-	-	-	-	-	-	-
2.65%	360	-	153	-	-	-	-	-

	$359,717	$52,426	$92,023	$166,565	$73,177	$27,905	$185,119	$150,973

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG

0.45%	$203	$4	$107	$13	$27	$45	$13	$6
0.65%	25	29	127	15	113	7	18	17
0.8%	5	1,475	-	3	-	2	-	1
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	16	-
1.15%	34,470	34,065	86,300	20,298	9,018	24,598	26,951	33,926
1.2%	1,904	-	20	-	-	2	-	-
1.25%	543	49	1,547	355	136	436	251	339
1.3%	-	-	-	-	-	-	-	-
1.35%	52,250	52,206	180,300	34,497	25,820	32,645	56,728	48,205
1.4%	12,238	5,412	36,373	7,573	2,239	5,519	16,088	7,239
1.45%	-	47	255	10	-	35	257	333
1.5%	10,631	55,000	29,642	59,644	28,901	1,998	22	4,232
1.55%	17,301	6,797	34,944	4,626	1,607	11,355	14,430	10,833
1.6%	2,801	4,850	14,417	3,708	1,122	2,976	9,193	3,220
1.65%	655	323	4,850	848	245	301	1,301	215
1.7%	17,430	66,541	48,066	61,663	52,551	3,851	355	6,078
1.75%	7,852	10,076	20,421	12,598	19,512	1,573	60	3,050
1.8%	155	-	1,051	701	949	8	18	389
1.85%	-	-	-	53	-	-	-	-
1.9%	7,972	7,108	32,295	18,508	20,329	1,534	939	6,071
1.95%	1,304	1,920	6,563	4,603	5,745	839	624	947
2%	3,644	2,487	2,507	478	544	952	291	1,634
2.05%	99	25	5	3	-	22	-	28
2.1%	43	-	81	5	31	-	-	26
2.15%	56	-	104	29	46	-	-	41
2.2%	-	-	8	-	-	-	-	13
2.25%	163	184	457	1,862	546	26	-	80
2.3%	396	63	838	687	310	78	1	398
2.35%	560	383	132	404	72	243	2	190
2.4%	256	-	728	764	319	-	-	195
2.45%	222	16	2	10	-	45	-	24
2.55%	-	-	1	-	-	-	-	1
2.65%	215	-	630	144	355	-	-	166

	$173,393	$249,060	$502,771	$234,102	$170,537	$89,090	$127,558	$127,897

	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL

0.45%	$268	$16	$347	$16	$303	$3	$39	$25
0.65%	68	25	50	10	112	15	50	4
0.8%	-	2	-	-	1	-	-	-
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	24,577	34,265	30,263	21,492	37,719	5,601	19,190	7,072
1.2%	-	-	-	-	-	-	-	-
1.25%	495	97	245	39	530	1,084	695	150
1.3%	-	-	-	-	-	-	-	-
1.35%	38,189	60,321	41,087	41,693	47,348	26,278	55,708	13,143
1.4%	5,766	7,534	5,303	4,360	7,071	2,337	7,300	1,796
1.45%	203	49	28	-	33	-	273	-
1.5%	7,002	30,031	6,840	5,949	8,835	3,225	16,464	27
1.55%	12,370	11,961	10,362	3,910	11,417	2,434	10,775	1,072
1.6%	3,550	1,851	1,997	1,400	2,008	1,115	2,039	337
1.65%	454	567	509	265	707	179	320	25
1.7%	8,353	32,652	8,025	6,823	9,853	3,343	31,251	80
1.75%	4,436	18,962	4,464	3,633	5,465	2,031	11,189	1
1.8%	507	1,160	403	205	347	64	670	2
1.85%	-	-	-	-	-	-	-	-
1.9%	8,575	45,628	12,529	14,532	14,041	2,406	21,136	2,653
1.95%	1,233	5,097	1,256	951	1,523	434	3,440	-
2%	1,035	3,010	912	986	938	221	373	-
2.05%	7	8	6	8	5	-	-	-
2.1%	56	259	57	45	72	7	27	-
2.15%	85	274	87	24	98	1	54	-
2.2%	13	25	14	-	-	-	-	-
2.25%	152	634	153	107	176	31	543	-
2.3%	673	2,043	687	296	512	142	254	-
2.35%	99	208	104	104	60	4	57	-
2.4%	413	1,612	425	252	455	144	206	-
2.45%	11	22	9	21	14	1	-	-
2.55%	1	2	1	-	-	-	-	-
2.65%	325	1,322	329	208	373	99	231	-

	$118,916	$259,637	$126,492	$107,329	$150,016	$51,199	$182,284	$26,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	RTRF	RUTL	RVWDL	SGRF3	NVMM2	SAM2	RVHEQ

0.45%	$11	$22	$24	$-	$169	$5,071	$-
0.65%	-	-	19	-	83	1,577	-
0.8%	-	-	-	-	2	62	-
0.85%	-	-	-	-	-	2	-
1%	-	-	-	-	9	252	-
1.15%	8,250	23,338	14,206	731	43,151	928,788	1,955
1.2%	-	-	-	-	118	1,218	-
1.25%	249	404	85	-	760	12,179	37
1.3%	-	-	-	-	-	-	-
1.35%	25,007	44,105	20,742	1,244	103,711	1,989,299	1,777
1.4%	4,082	19,967	2,170	416	14,982	285,945	286
1.45%	-	-	210	-	579	4,947	-
1.5%	5,745	26,871	3,305	-	2,669	76,381	14,101
1.55%	3,510	5,987	6,151	33	18,005	438,578	1,490
1.6%	705	1,536	7,600	49	6,910	159,478	568
1.65%	27	743	1,245	-	6,909	123,941	4
1.7%	9,814	49,745	3,653	-	4,374	98,106	9,024
1.75%	3,883	18,217	2,097	-	2,422	53,462	413
1.8%	150	1,044	105	-	1,675	7,263	-
1.85%	-	-	-	-	-	7	18
1.9%	8,005	13,715	2,819	-	7,800	112,895	3,670
1.95%	1,188	5,617	525	-	1,176	21,069	320
2%	57	695	335	-	822	24,455	126
2.05%	-	-	-	-	291	1,431	2
2.1%	-	-	30	-	106	1,407	-
2.15%	4	38	26	-	33	287	-
2.2%	-	-	-	-	23	119	-
2.25%	2	334	68	-	61	1,206	444
2.3%	33	182	141	-	463	5,744	149
2.35%	3	-	7	-	123	351	118
2.4%	61	227	156	-	616	12,330	217
2.45%	1	3	-	-	8	118	5
2.55%	-	-	-	-	6	-	-
2.65%	58	261	140	-	129	2,667	-

	$70,845	$213,051	$65,859	$2,473	$218,185	$4,370,635	$34,724

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner.

For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $5,842,831 and $5,065,094, respectively, and total transfers from the Account to the fixed account were $5,702,885 and $5,269,048, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $854,184 and $995,420 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $142,355 and $132,754 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $3,906,686 and $2,176,658 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,061,871,655	0	$1,061,871,655

Accounts Payable of $144,406 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class III (HIBF3)	$69,011,786	$28,536,020
NVIT Fund - Class III (TRF3)	118,716	545,965
NVIT Government Bond Fund - Class III (GBF3)	14,135,810	10,510,818
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	3,295,630	5,099,849
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	7,248,488	3,806,770
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	6,660,837	7,785,293
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	4,841,469	8,732,436
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	6,838,370	5,478,971
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	583,031	88,016
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	128,554	297,754
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	72,663	341,486
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	918,989	1,377,194
VP Income & Growth Fund - Class III (ACVIG3)	872,650	1,697,814
VP Ultra(R) Fund - Class III (ACVU3)	174,980	360,835
VP Value Fund - Class III (ACVV3)	2,053,775	5,286,845
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)	2,076,273	12,216,465
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)	812,706	3,854,638
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)	1,681,814	2,667,866
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)	364	521
ClearBridge Variable Investors Portfolio - Class I (SBVI)	35,611	884,285
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)	775	56,417
Western Asset Variable Money Market Portfolio (SBMMP)	292,009	191,874
Variable Trust: All-Cap Opportunity Fund (RSRF)	12,387,515	27,160,848
Variable Trust: Alternative Strategies Allocation Fund (RVASA)	2,827,605	1,394,234
Variable Trust: Amerigo Fund (RVAMR)	11,475,571	12,832,654
Variable Trust: Banking Fund (RBKF)	56,994,243	70,919,510
Variable Trust: Basic Materials Fund (RBMF)	62,071,320	44,747,177
Variable Trust: Berolina Fund (RVBER)	3,084,132	2,000,331
Variable Trust: Biotechnology Fund (RBF)	50,549,307	69,442,415
Variable Trust: Clermont Fund (RVCLR)	8,905,433	3,955,946
Variable Trust: Commodities Strategy Fund (RVCMD)	21,151,534	25,201,571
Variable Trust: Consumer Products Fund (RCPF)	28,410,124	33,229,283
Variable Trust: Dow 2x Strategy Fund (RVLDD)	55,822,853	62,117,450
Variable Trust: Electronics Fund (RELF)	61,109,414	46,869,518
Variable Trust: Energy Fund (RENF)	50,203,434	42,579,181
Variable Trust: Energy Services Fund (RESF)	59,081,697	51,999,913
Variable Trust: Europe 1.25x Strategy Fund (RLCE)	39,265,547	36,775,789
Variable Trust: Financial Services Fund (RFSF)	33,950,312	24,154,363
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)	151,544,588	161,494,116
Variable Trust: Health Care Fund (RHCF)	46,317,955	53,164,929
Variable Trust: International Opportunity Fund (RVIRO)	13,981,879	11,042,435
Variable Trust: Internet Fund (RINF)	43,998,382	24,839,199
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)	85,545,307	83,210,512
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)	105,644,164	99,162,981
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)	30,093,719	33,135,766
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)	144,721,689	140,380,120
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)	119,448,412	116,296,361
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)	211,670,389	206,007,595
Variable Trust: Japan 2x Strategy Fund (RLCJ)	46,185,671	47,566,693
Variable Trust: Leisure Fund (RLF)	16,058,003	7,149,112
Variable Trust: Managed Futures Strategy Fund (RVMFU)	26,788,848	13,349,248
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)	30,478,616	31,740,679
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)	4,374,820	4,240,652
Variable Trust: Multi-Hedge Strategies Fund (RVARS)	12,982,360	23,065,723
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)	118,108,023	118,218,498
Variable Trust: NASDAQ-100(R) Fund (ROF)	82,117,970	74,219,077
Variable Trust: Nova Fund (RNF)	38,722,093	32,690,024
Variable Trust: Precious Metals Fund (RPMF)	90,789,628	72,415,287
Variable Trust: Real Estate Fund (RREF)	60,267,544	51,115,980
Variable Trust: Retailing Fund (RRF)	41,696,970	41,803,622
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)	62,930,506	66,128,655
Variable Trust: S&P 500 2x Strategy Fund (RTF)	85,964,335	90,569,701
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)	69,757,155	59,291,559
Variable Trust: S&P 500 Pure Value Fund (RVLCV)	31,498,165	19,689,642
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)	44,926,279	25,253,236
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)	30,092,838	18,549,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)	60,091,751	62,635,208
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)	31,176,263	32,008,460
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)	49,187,540	51,588,230
Variable Trust: Technology Fund (RTEC)	46,484,001	32,930,289
Variable Trust: Telecommunications Fund (RTEL)	28,791,354	28,631,063
Variable Trust: Transportation Fund (RTRF)	42,603,099	54,108,930
Variable Trust: Utilities Fund (RUTL)	54,348,028	71,351,061
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)	26,105,267	26,304,764
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)	7,030	1,047,774
NVIT Money Market Fund - Class II (NVMM2)	305,873,692	35,696,456
NVIT Money Market Fund II (obsolete) (SAM2)	424,875,048	777,527,736
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)	750,019	12,208,641

Total	$3,596,144,741	$3,567,028,029

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	1.15%	to	2.05%	5,140,397	$11.56	to	11.47	$59,088,133	9.02%	44.4%	to	43.04%
2008	1.15%	to	2.05%	1,358,208	8	to	8.02	10,847,383	7.81%	-28.93%	to	-29.61%
2007	1.15%	to	2.05%	757,438	11.26	to	11.39	8,528,143	8.57%	1.98%	to	1.08%
2006	1.15%	to	2.05%	473,318	11.04	to	11.27	5,225,528	8.47%	9.33%	to	8.37%
2005	1.15%	to	1.80%	100,662	10.1	to	10.42	1,019,789	3.80%	1%	to	0.85%
NVIT Fund - Class III (TRF3)
2009	1.15%	to	2.00%	27,729	10.2	to	9.54	274,707	1.26%	24.71%	to	23.43%
2008	1.15%	to	2.00%	50,588	8.18	to	7.73	403,227	1.35%	-42.22%	to	-42.78%
2007	1.15%	to	2.00%	93,336	14.16	to	13.5	1,295,408	1.12%	6.97%	to	6.11%
2006	1.15%	to	2.00%	132,523	13.24	to	12.73	1,734,018	0.85%	12.4%	to	11.49%
2005	1.15%	to	2.00%	133,824	11.77	to	11.41	1,559,758	0.80%	6.12%	to	5.26%
NVIT Government Bond Fund - Class III (GBF3)
2009	1.15%	to	2.05%	1,651,392	13.25	to	12.38	21,353,505	3.44%	1.51%	to	0.62%
2008	1.15%	to	2.05%	1,445,042	13.06	to	12.3	18,516,569	4.28%	6.49%	to	5.55%
2007	1.15%	to	2.05%	1,498,890	12.26	to	11.65	18,090,271	4.98%	5.92%	to	4.97%
2006	1.15%	to	2.05%	1,131,842	11.58	to	11.1	12,931,905	4.34%	2.16%	to	1.24%
2005	1.15%	to	2.05%	936,308	11.33	to	10.97	10,497,329	4.39%	2%	to	1.09%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2009	1.15%	to	2.05%	640,695	11.35	to	10.77	7,094,389	0.99%	25.9%	to	24.59%
2008	1.15%	to	2.05%	619,874	9.01	to	8.64	5,462,939	2.00%	-37.61%	to	-38.25%
2007	1.15%	to	2.05%	783,334	14.45	to	14	11,139,666	2.15%	4.74%	to	3.84%
2006	1.15%	to	2.05%	824,418	13.79	to	13.48	11,235,970	2.12%	15.58%	to	14.59%
2005	1.15%	to	2.05%	613,612	11.93	to	11.76	7,279,159	2.12%	6.72%	to	5.8%
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2009	1.15%	to	2.05%	1,024,761	11.59	to	11.02	11,706,640	1.89%	7.99%	to	7%
2008	1.15%	to	2.05%	698,779	10.74	to	10.29	7,404,922	3.32%	-7.25%	to	-8.1%
2007	1.15%	to	2.05%	462,812	11.57	to	11.2	5,293,897	3.14%	4.21%	to	3.28%
2006	1.15%	to	2.05%	536,836	11.11	to	10.85	5,917,114	3.47%	4.92%	to	3.98%
2005	1.15%	to	2.05%	436,065	10.59	to	10.43	4,594,448	3.38%	2.2%	to	1.3%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2009	1.15%	to	2.05%	1,781,508	11.58	to	10.99	20,285,257	1.52%	18%	to	16.86%
2008	1.15%	to	2.05%	1,744,209	9.81	to	9.41	16,869,176	2.83%	-24.25%	to	-24.98%
2007	1.15%	to	2.05%	1,764,416	12.95	to	12.54	22,604,032	2.82%	4.48%	to	3.57%
2006	1.15%	to	2.05%	1,684,346	12.4	to	12.11	20,706,119	2.59%	10.17%	to	9.21%
2005	1.15%	to	2.05%	1,398,649	11.25	to	11.09	15,655,434	2.56%	4.29%	to	3.38%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2009	1.15%	to	2.05%	940,058	11.54	to	10.96	10,674,029	1.33%	22.84%	to	21.6%
2008	1.15%	to	2.05%	1,069,845	9.4	to	9.01	9,930,470	2.56%	-32.18%	to	-32.85%
2007	1.15%	to	2.05%	1,115,759	13.86	to	13.42	15,292,382	2.77%	4.93%	to	4.03%
2006	1.15%	to	2.05%	899,550	13.2	to	12.9	11,793,869	2.33%	13.25%	to	12.27%
2005	1.15%	to	2.05%	641,708	11.66	to	11.49	7,447,383	2.38%	5.93%	to	5.01%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2009	1.15%	to	2.05%	855,329	$11.67	to	11.09	$9,820,399	1.80%	13.31%	to	12.25%
2008	1.15%	to	2.05%	657,880	10.3	to	9.88	6,676,541	2.99%	-16%	to	-16.79%
2007	1.15%	to	2.05%	880,836	12.26	to	11.87	10,665,870	3.47%	4.6%	to	3.68%
2006	1.15%	to	2.05%	309,482	11.72	to	11.45	3,599,791	2.83%	7.15%	to	6.21%
2005	1.15%	to	2.05%	386,892	10.94	to	10.78	4,204,984	4.35%	3.45%	to	2.54%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	1.15%	to	1.85%	51,431	12.32	to	7.72	606,799	0.00%	23.18%	to	22.49%
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2009	1.15%	to	1.85%	28,923	8.43	to	7.97	240,314	0.00%	26.17%	to	25.07%
2008	1.15%	to	1.85%	36,528	6.69	to	6.37	240,525	0.00%	-47.07%	to	-47.54%
2007	1.15%	to	1.85%	48,203	12.63	to	12.14	600,992	0.00%	8.54%	to	7.81%
2006	1.15%	to	2.05%	57,842	11.64	to	11.16	665,642	0.00%	2.04%	to	1.15%
2005	1.15%	to	2.05%	73,636	11.4	to	11.03	832,039	0.00%	6.76%	to	5.85%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2009	1.15%	to	1.85%	41,827	11.68	to	11.05	480,065	0.60%	24.87%	to	23.83%
2008	1.15%	to	2.05%	53,479	9.35	to	8.8	489,197	1.06%	-32.99%	to	-33.68%
2007	1.15%	to	2.05%	70,779	13.95	to	13.27	968,345	1.15%	-8%	to	-8.81%
2006	1.15%	to	2.05%	97,392	15.17	to	14.55	1,456,266	0.48%	16.02%	to	15.03%
2005	1.15%	to	2.05%	110,485	13.07	to	12.65	1,428,243	0.05%	1.88%	to	1%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2009	1.15%	to	2.05%	163,471	13.02	to	12.13	2,092,955	0.26%	33.18%	to	31.8%
2008	1.15%	to	2.05%	148,984	9.78	to	9.2	1,434,159	0.83%	-38.87%	to	-39.51%
2007	1.15%	to	2.05%	185,353	15.99	to	15.22	2,922,660	0.02%	0.93%	to	0.05%
2006	1.15%	to	2.05%	308,338	15.84	to	15.21	4,817,248	0.19%	10.78%	to	9.84%
2005	1.15%	to	2.05%	178,517	14.3	to	13.85	2,534,040	0.00%	11.02%	to	10.09%
VP Income & Growth Fund - Class III (ACVIG3)
2009	1.15%	to	2.05%	324,541	10.49	to	9.77	3,334,930	4.67%	16.74%	to	15.51%
2008	1.15%	to	2.05%	343,435	8.99	to	8.46	3,028,849	2.18%	-35.34%	to	-36.01%
2007	1.15%	to	2.05%	511,898	13.9	to	13.22	7,000,632	2.11%	-1.22%	to	-2.07%
2006	1.15%	to	2.05%	697,047	14.07	to	13.5	9,683,792	1.29%	15.74%	to	14.74%
2005	1.15%	to	2.05%	460,611	12.16	to	11.77	5,538,170	1.59%	3.43%	to	2.54%
VP Ultra(R) Fund - Class III (ACVU3)
2009	1.15%	to	2.05%	91,946	9.56	to	8.9	859,093	0.29%	32.99%	to	31.61%
2008	1.15%	to	2.05%	96,850	7.19	to	6.76	680,708	0.00%	-42.19%	to	-42.77%
2007	1.15%	to	2.05%	185,781	12.43	to	11.81	2,265,496	0.00%	19.64%	to	18.59%
2006	1.15%	to	2.05%	185,778	10.39	to	9.96	1,911,057	0.00%	-4.39%	to	-5.26%
2005	1.15%	to	2.05%	284,912	10.87	to	10.51	3,068,548	0.00%	1%	to	0.1%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Value Fund - Class III (ACVV3)
2009	1.15%	to	2.05%	481,074	12.2	to	11.38	5,721,824	6.05%	18.48%	to	17.29%
2008	1.15%	to	2.05%	586,741	10.3	to	9.7	5,923,371	2.50%	-27.62%	to	-28.36%
2007	1.15%	to	2.05%	707,354	14.23	to	13.54	9,883,316	1.90%	-6.24%	to	-7.04%
2006	1.15%	to	2.05%	1,105,290	15.18	to	14.57	16,567,282	0.96%	17.29%	to	16.28%
2005	1.15%	to	2.05%	671,652	12.94	to	12.53	8,593,733	0.73%	3.83%	to	2.93%
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2009	1.15%	to	2.05%	908,969	13.93	to	12.99	12,376,454	1.04%	33.9%	to	32.49%
2008	1.15%	to	2.05%	1,277,175	10.41	to	9.8	13,048,585	0.57%	-43.35%	to	-43.92%
2007	1.15%	to	2.20%	1,869,163	18.37	to	17.33	33,799,687	0.84%	15.94%	to	14.77%
2006	1.15%	to	2.05%	1,648,597	15.84	to	15.21	25,762,342	1.06%	10.15%	to	9.22%
2005	1.15%	to	2.05%	1,351,898	14.38	to	13.93	19,245,745	0.12%	15.34%	to	14.36%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2009	1.15%	to	2.05%	489,408	$10.42	to	9.7	$5,000,669	1.98%	28.45%	to	27.06%
2008	1.15%	to	2.05%	640,409	8.11	to	7.63	5,107,279	1.96%	-43.48%	to	-44.08%
2007	1.15%	to	2.05%	923,301	14.35	to	13.65	13,064,438	1.53%	0.1%	to	-0.75%
2006	1.15%	to	2.05%	1,195,976	14.33	to	13.75	16,960,523	2.85%	18.51%	to	17.5%
2005	1.15%	to	2.05%	785,938	12.09	to	11.7	9,416,625	1.24%	4.4%	to	3.49%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2009	1.15%	to	2.05%	445,278	9.02	to	8.39	3,936,869	0.14%	26.51%	to	25.09%
2008	1.15%	to	2.05%	418,788	7.13	to	6.71	2,932,438	0.23%	-47.92%	to	-48.44%
2007	1.15%	to	2.20%	1,427,016	13.7	to	12.9	19,260,131	0.33%	25.19%	to	23.94%
2006	1.15%	to	2.05%	449,694	10.94	to	10.49	4,853,304	0.23%	5.36%	to	4.44%
2005	1.15%	to	2.05%	509,898	10.38	to	10.04	5,245,505	0.20%	4.31%	to	3.38%
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
2009	1.30%			1,436	21.6			31,016	1.40%	27.68%
2008	1.30%			1,436	16.92			24,293	0.81%	-37.4%
ClearBridge Variable Investors Portfolio - Class I (SBVI)
2009	1.30%			250,350	7.61			1,906,211	1.89%	22.88%
2008	1.30%			329,358	6.2			2,040,812	1.27%	-36.46%
2007	1.30%			384,388	9.75			3,748,550	2.56%	-2.48%
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
2009	1.30%			6,609	11.53			76,194	1.09%	26.94%
2008	1.30%			7,937	9.08			72,083	3.01%	-44.14%
2007	1.30%			5,193	16.26			84,432	0.98%	4.95%
2006	1.30%			5,194	15.49			80,464	2.18%	24.23%
2005	1.30%			5,195	12.47			64,785	1.38%	10.27%
Western Asset Variable Money Market Portfolio (SBMMP)
2009	1.30%			14,536	13.41			194,892	0.17%	-1.08%
2008	1.30%			6,991	13.55			94,751	2.57%	1.28%
2007	1.30%			8,536	13.38			114,231	4.79%	3.55%
2006	1.30%			8,955	12.92			115,735	4.64%	3.26%
2005	1.30%			8,963	12.52			112,177	2.57%	1.47%
Variable Trust: All-Cap Opportunity Fund (RSRF)
2009	0.45%	to	2.90%	1,646,126	8.27	to	10.27	19,107,329	0.08%	26.72%	to	23.42%
2008	0.80%	to	2.90%	2,101,946	6.49	to	8.32	19,467,186	0.00%	-41.21%	to	-42.5%
2007	0.80%	to	2.35%	2,302,659	11.04	to	15.19	36,643,783	0.00%	10.45%	to	19.93%
2006	1.15%	to	2.35%	2,251,981	13.39	to	12.66	29,607,719	0.00%	10.11%	to	8.84%
2005	1.15%	to	2.05%	1,587,662	12.16	to	11.77	19,107,058	0.00%	12.41%	to	11.45%
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
2009	1.15%	to	2.10%	155,760	9.84	to	9.74	1,525,923	0.00%	-0.31%	to	-1.27%
2008	1.35%	to	2.00%	7,573	9.87			74,748	2.15%	-1.27%	to	-1.31%
Variable Trust: Amerigo Fund (RVAMR)
2009	0.45%	to	2.50%	1,152,844	8.3	to	8.35	9,893,619	0.98%	38.78%	to	35.71%
2008	0.45%	to	2.90%	1,041,892	5.98	to	6.1	6,552,835	0.41%	-43.35%	to	-44.8%
2007	0.80%	to	2.40%	925,019	10.54	to	11.12	10,393,020	0.71%	5.45%	to	11.07%
Variable Trust: Banking Fund (RBKF)
2009	1.15%	to	2.45%	292,935	6.31	to	5.63	1,815,371	3.49%	-4.55%	to	-6.11%
2008	0.80%	to	2.90%	2,475,430	4.86	to	4.25	15,764,043	0.22%	-41.64%	to	-43.04%
2007	0.80%	to	2.40%	592,327	8.33	to	10.52	6,620,044	1.39%	-16.66%	to	-28.86%
2006	1.15%	to	2.40%	1,143,218	15.78	to	14.79	17,637,738	2.08%	9.97%	to	8.62%
2005	1.15%	to	2.40%	771,920	14.35	to	13.61	10,819,183	1.22%	-3.88%	to	-5.07%
Variable Trust: Basic Materials Fund (RBMF)
2009	0.45%	to	2.85%	1,278,562	$9.36	to	14.8	$24,972,245	0.29%	54.76%	to	50.76%
2008	0.45%	to	2.45%	541,731	6.05	to	12.07	6,959,272	0.18%	-45.64%	to	-46.77%
2007	0.80%	to	2.40%	1,894,999	11.11	to	22.74	45,459,701	0.14%	11.06%	to	30.88%
2006	1.15%	to	2.40%	1,734,363	18.53	to	17.38	31,444,748	1.00%	20.89%	to	19.45%
2005	1.15%	to	2.40%	1,129,476	15.33	to	14.55	16,977,993	0.26%	2.85%	to	1.6%
Variable Trust: Berolina Fund (RVBER)
2009	0.65%	to	2.50%	595,725	8.4	to	7.97	4,864,031	2.92%	34.91%	to	32.2%
2008	0.80%	to	2.90%	371,153	6.21	to	5.99	2,273,127	1.10%	-42.6%	to	-43.87%
2007	0.80%	to	2.40%	241,098	10.82	to	10.7	2,596,044	0.00%	8.16%	to	7.01%
Variable Trust: Biotechnology Fund (RBF)
2009	0.80%	to	2.50%	674,210	10.97	to	8.51	6,240,698	0.00%	17.39%	to	15.37%
2008	0.65%	to	2.90%	3,205,648	9.37	to	9.33	25,300,919	0.00%	-12.35%	to	-14.36%
2007	1.15%	to	2.15%	942,389	9.36	to	8.77	8,602,365	0.00%	3.2%	to	2.16%
2006	1.15%	to	2.20%	766,752	9.07	to	8.57	6,800,621	0.00%	-4.43%	to	-5.41%
2005	1.15%	to	2.40%	2,034,867	9.49	to	8.98	18,964,096	0.00%	9.4%	to	8.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust: Clermont Fund (RVCLR)
2009	0.65%	to	2.45%	775,677	8.69	to	8.45	6,762,244	3.86%	21.79%	to	19.49%
2008	0.80%	to	2.90%	175,719	7.12	to	7	1,265,177	0.56%	-30.63%	to	-32.15%
2007	0.80%	to	2.40%	183,136	10.27	to	10.38	1,920,893	3.66%	2.68%	to	3.69%
Variable Trust: Commodities Strategy Fund (RVCMD)
2009	0.45%	to	2.90%	3,091,102	6.72	to	4.76	15,641,976	1.95%	11.06%	to	7.79%
2008	0.45%	to	2.90%	2,197,097	6.05	to	4.42	10,151,821	1.91%	-49.25%	to	-50.49%
2007	0.80%	to	2.40%	3,045,583	11.91	to	9.02	27,997,886	0.00%	19.1%	to	27.8%
2006	1.15%	to	2.35%	2,092,686	7.18	to	7.06	14,920,253	0.00%	-18.82%	to	-19.85%
2005	1.15%	to	2.35%	1,797,935	8.84	to	8.81	15,873,627	0.64%	-11.59%	to	-11.86%
Variable Trust: Consumer Products Fund (RCPF)
2009	0.65%	to	2.85%	906,887	9.71	to	11.31	13,001,271	1.87%	18.34%	to	15.65%
2008	0.45%	to	2.90%	1,447,943	8.23	to	8.66	17,640,235	0.21%	-23.73%	to	-25.64%
2007	0.80%	to	2.40%	1,411,731	10.78	to	15.47	22,868,744	1.61%	7.79%	to	8.47%
2006	1.15%	to	2.40%	1,420,963	15.22	to	14.26	21,139,565	0.94%	16.08%	to	14.65%
2005	1.15%	to	2.40%	846,312	13.11	to	12.44	10,816,844	0.47%	-1.54%	to	-2.75%
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2009	1.15%	to	2.45%	1,297,103	7.24	to	6.68	9,238,924	0.00%	35.3%	to	32.87%
2008	0.80%	to	2.90%	3,022,231	3.65	to	4.63	15,820,875	1.87%	-62.02%	to	-62.93%
2007	1.15%	to	2.05%	1,178,525	14.14	to	13.7	16,505,318	0.83%	6.9%	to	6.03%
2006	1.15%	to	2.15%	1,299,147	13.23	to	12.89	17,058,249	0.76%	29.05%	to	27.81%
2005	1.15%	to	2.05%	528,954	10.25	to	10.1	5,400,561	0.71%	-4.91%	to	-5.76%
Variable Trust: Electronics Fund (RELF)
2009	0.65%	to	2.85%	2,106,765	7.66	to	5.17	16,009,254	0.00%	70.73%	to	66.75%
2008	0.80%	to	2.40%	106,957	4.47	to	4.21	485,237	0.00%	-50.51%	to	-51.42%
2007	0.80%	to	2.40%	177,430	9.04	to	8.67	1,617,857	0.00%	-9.59%	to	-4.84%
2006	1.15%	to	2.40%	241,200	9.75	to	9.11	2,293,531	0.00%	1.31%	to	0.07%
2005	1.15%	to	2.40%	623,214	9.63	to	9.11	5,874,067	0.00%	2.68%	to	1.33%
Variable Trust: Energy Fund (RENF)
2009	0.45%	to	2.85%	918,673	8.41	to	16.82	18,118,995	0.00%	37.88%	to	34.26%
2008	0.45%	to	2.45%	637,157	6.1	to	13.6	9,294,850	0.00%	-46.28%	to	-47.38%
2007	0.80%	to	2.40%	1,787,020	11.34	to	25.93	48,872,378	0.00%	13.37%	to	30.09%
2006	1.15%	to	2.40%	1,497,573	21.24	to	19.93	31,118,572	0.00%	10.64%	to	9.34%
2005	1.15%	to	2.40%	1,965,737	19.2	to	18.23	37,034,830	0.02%	36.95%	to	35.41%
Variable Trust: Energy Services Fund (RESF)
2009	0.45%	to	2.85%	1,013,485	$7.36	to	13.78	$22,332,285	0.00%	61.69%	to	57.29%
2008	0.45%	to	2.90%	639,951	4.55	to	7.78	8,884,329	0.00%	-57.79%	to	-58.86%
2007	0.80%	to	2.40%	1,302,965	10.76	to	31.57	43,367,729	0.00%	7.63%	to	33.89%
2006	1.15%	to	2.40%	762,447	25.11	to	23.58	18,870,570	0.00%	9.71%	to	8.45%
2005	1.15%	to	2.40%	1,742,365	22.89	to	21.75	39,235,726	0.00%	46.6%	to	44.95%
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2009	0.8%	to	2.85%	822,161	6.26	to	9.48	9,108,319	2.89%	34.57%	to	31.35%
2008	1.15%	to	2.35%	843,627	8.53	to	7.82	7,068,608	0.49%	-55.38%	to	-56.01%
2007	0.80%	to	2.40%	1,920,923	10.39	to	17.71	36,071,440	2.40%	3.91%	to	10.43%
2006	1.15%	to	2.40%	2,192,359	17.12	to	16.04	36,864,640	2.12%	28.02%	to	26.51%
2005	1.15%	to	2.40%	1,207,475	13.37	to	12.68	15,928,613	0.25%	5.14%	to	3.88%
Variable Trust: Financial Services Fund (RFSF)
2009	0.8%	to	2.85%	2,028,811	5.45	to	5.96	14,546,205	2.08%	18.72%	to	15.94%
2008	1.15%	to	2.35%	654,279	6.3	to	5.77	4,044,436	0.00%	-48.64%	to	-49.4%
2007	0.80%	to	2.40%	1,165,736	8.91	to	11.36	13,994,254	1.06%	-10.88%	to	-20.75%
2006	1.15%	to	2.40%	2,399,247	15.3	to	14.33	35,797,623	1.28%	15.39%	to	14%
2005	1.15%	to	2.40%	1,940,222	13.26	to	12.57	25,144,304	0.58%	2.19%	to	0.94%
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2009	0.45%	to	2.90%	1,282,305	10.79	to	9.43	15,740,365	2.19%	-31.85%	to	-33.53%
2008	0.80%	to	2.90%	1,869,412	15.76	to	14.18	34,074,962	2.82%	43.67%	to	40.71%
2007	0.80%	to	2.40%	2,018,451	10.97	to	12.13	25,810,098	3.65%	9.7%	to	7.11%
2006	1.15%	to	2.40%	2,477,009	12.09	to	11.32	29,166,507	3.73%	-4.26%	to	-5.49%
2005	1.15%	to	2.35%	2,933,150	12.63	to	12	36,425,360	3.04%	6.45%	to	5.21%
Variable Trust: Health Care Fund (RHCF)
2009	0.45%	to	2.85%	1,509,956	9.45	to	11.01	16,388,238	0.00%	24.09%	to	21.02%
2008	0.80%	to	2.90%	2,444,993	7.58	to	8.33	21,619,236	0.00%	-25.46%	to	-27.09%
2007	0.80%	to	2.40%	1,987,359	10.17	to	11.35	23,750,436	0.00%	1.66%	to	3.51%
2006	1.15%	to	2.40%	2,061,198	11.72	to	10.97	23,616,249	0.00%	3.91%	to	2.63%
2005	1.15%	to	2.40%	2,579,881	11.28	to	10.69	28,504,790	0.00%	9.38%	to	8.03%
Variable Trust: International Opportunity Fund (RVIRO)
2009	0.45%	to	2.45%	1,166,081	8.32	to	8.03	9,544,345	0.72%	29.21%	to	26.43%
2008	0.80%	to	2.90%	992,693	6.43	to	6.33	6,342,715	0.00%	-35.73%	to	-36.7%
Variable Trust: Internet Fund (RINF)
2009	0.45%	to	2.85%	1,463,762	9.34	to	14.34	21,063,351	0.00%	65.11%	to	61.02%
2008	0.80%	to	2.40%	76,853	5.63	to	8.37	692,546	0.00%	-45.32%	to	-46.28%
2007	0.80%	to	2.40%	1,266,765	10.3	to	15.58	20,753,720	0.00%	2.95%	to	7.8%
2006	1.15%	to	2.40%	309,872	15.44	to	14.46	4,724,502	0.00%	8.44%	to	7.12%
2005	1.15%	to	2.40%	945,879	14.24	to	13.5	13,226,384	0.00%	-2.51%	to	-3.73%
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2009	0.65%	to	2.45%	1,494,684	8.85	to	4.95	7,772,810	0.00%	-45.01%	to	-46.02%
2008	0.65%	to	2.45%	499,333	16.09	to	9.17	4,788,981	0.37%	59.79%	to	57.04%
2007	1.15%	to	2.05%	365,708	6.14	to	5.93	2,221,573	5.38%	-10.04%	to	-10.97%
2006	1.15%	to	2.05%	681,290	6.83	to	6.66	4,624,437	1.86%	-22.67%	to	-23.42%
2005	1.15%	to	2.00%	369,228	8.83	to	8.7	3,246,389	1.46%	0.46%	to	-0.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2009	0.65%	to	2.45%	1,665,991	7.54	to	6.12	10,920,647	0.00%	18.64%	to	16.39%
2008	0.65%	to	2.15%	747,249	6.36	to	5.35	4,190,087	0.36%	-30.66%	to	-31.75%
2007	1.15%	to	2.05%	770,197	8.22	to	7.87	6,265,305	2.89%	-5.62%	to	-6.47%
2006	1.15%	to	2.05%	928,746	8.71	to	8.42	8,028,340	2.24%	6.87%	to	5.93%
2005	1.15%	to	2.05%	1,169,228	8.15	to	7.95	9,458,742	0.00%	-6.33%	to	-7.22%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2009	1.15%	to	2.10%	234,253	$6.21	to	5.88	$1,418,650	0.00%	-36.02%	to	-36.66%
2008	0.80%	to	2.85%	424,757	13.48	to	8.95	4,030,502	0.99%	33.35%	to	30.68%
2007	1.15%	to	2.00%	124,504	7.31	to	7.07	902,071	2.64%	-3.12%	to	-3.99%
2006	1.15%	to	2.00%	449,003	7.54	to	7.36	3,370,439	2.37%	-4.93%	to	-5.78%
2005	1.15%	to	1.85%	244,801	7.93	to	7.84	1,935,247	1.97%	-9.21%	to	-9.92%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2009	1.15%	to	2.15%	2,220,914	3.66	to	3.35	7,954,958	0.13%	-40.77%	to	-41.39%
2008	1.15%	to	2.15%	627,733	6.18	to	5.72	3,805,228	0.27%	46.32%	to	44.91%
2007	1.15%	to	2.05%	1,120,118	4.22	to	3.97	4,642,937	4.93%	-12.31%	to	-13.15%
2006	1.15%	to	2.05%	2,522,905	4.82	to	4.58	11,962,337	5.47%	-2.53%	to	-3.43%
2005	1.15%	to	2.05%	1,394,598	4.94	to	4.74	6,804,691	0.00%	0.11%	to	-0.83%
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2009	1.15%	to	2.15%	1,031,856	6.04	to	5.7	6,121,445	0.00%	-33.63%	to	-34.33%
2008	0.45%	to	2.20%	329,174	12.61	to	8.65	2,961,396	0.77%	24.13%	to	22.04%
2007	1.15%	to	2.00%	482,460	7.38	to	7.14	3,534,718	3.11%	4.15%	to	3.22%
2006	1.15%	to	2.00%	801,628	7.09	to	6.92	5,653,817	3.48%	-12.96%	to	-13.76%
2005	1.15%	to	2.00%	453,503	8.14	to	8.02	3,681,128	2.22%	-4.16%	to	-5.04%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2009	1.15%	to	2.45%	2,056,718	6.44	to	5.77	12,993,359	0.00%	-28.38%	to	-29.32%
2008	1.15%	to	2.45%	839,808	9	to	8.16	7,388,507	0.18%	37.65%	to	35.94%
2007	1.15%	to	2.05%	941,839	6.54	to	6.16	6,069,827	4.93%	-0.34%	to	-1.28%
2006	1.15%	to	2.05%	1,349,133	6.56	to	6.24	8,734,403	8.27%	-8.56%	to	-9.41%
2005	1.15%	to	2.05%	1,247,352	7.17	to	6.89	8,843,219	0.00%	-1.91%	to	-2.83%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2009	0.8%	to	2.50%	371,247	7.4	to	8.27	3,353,068	0.35%	22.69%	to	20.42%
2008	0.65%	to	2.90%	677,085	6.05	to	7.04	5,044,057	0.37%	-33.41%	to	-35.03%
2007	0.80%	to	2.35%	751,913	9.07	to	10.63	8,411,765	5.82%	-9.25%	to	-13.32%
2006	1.15%	to	2.35%	1,190,504	13.07	to	12.27	15,318,670	2.11%	3.93%	to	2.77%
2005	1.15%	to	2.40%	2,199,730	12.58	to	11.91	27,314,609	0.00%	18.97%	to	17.49%
Variable Trust: Leisure Fund (RLF)
2009	0.80%	to	2.85%	921,523	6.83	to	8.19	10,658,549	0.00%	35.63%	to	32.54%
2008	1.15%	to	2.45%	50,985	8.95	to	8.14	447,214	0.00%	-49.68%	to	-50.44%
2007	0.80%	to	2.40%	724,843	9.97	to	16.47	12,447,884	0.00%	-0.27%	to	-4.83%
2006	1.15%	to	2.40%	1,336,727	18.46	to	17.31	24,067,868	0.00%	22.05%	to	20.55%
2005	1.15%	to	2.40%	688,928	15.12	to	14.36	10,157,585	0.00%	-5.96%	to	-7.1%
Variable Trust: Managed Futures Strategy Fund (RVMFU)
2009	0.45%	to	2.90%	1,649,444	9.3	to	9.05	15,154,726	0.00%	-4.45%	to	-6.82%
2008	1.15%	to	2.15%	193,966	9.72	to	9.72	1,885,881	0.00%	-2.76%	to	-2.81%
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2009	1.15%	to	2.50%	442,029	14.22	to	12.67	6,122,243	0.05%	50.64%	to	48.14%
2008	0.80%	to	2.90%	837,538	4.31	to	5.25	7,756,084	0.00%	-55.2%	to	-56.25%
2007	0.80%	to	2.40%	721,452	9.61	to	19.6	15,011,216	1.33%	-3.86%	to	1.15%
2006	1.15%	to	2.40%	915,949	20.65	to	19.37	18,630,982	0.22%	9.2%	to	7.88%
2005	1.15%	to	2.40%	1,832,079	18.91	to	17.96	34,165,571	0.00%	12.76%	to	11.43%
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)
2009	0.80%	to	2.90%	244,485	$7.2	to	7.44	$1,916,426	0.00%	25.96%	to	23.1%
2008	0.80%	to	2.90%	222,483	5.71	to	6.04	1,400,633	1.74%	-39.45%	to	-40.83%
2007	0.80%	to	2.35%	468,895	9.44	to	10.33	4,913,992	0.67%	-5.61%	to	-7.46%
2006	1.15%	to	2.35%	448,474	11.31	to	11.17	5,045,584	0.08%	13.05%	to	11.72%
2005	1.15%	to	1.80%	35,674	10.01	to	10	356,874	0.00%	0.06%	to	0.01%
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2009	0.80%	to	2.90%	1,449,094	7.79	to	7.77	11,878,433	1.16%	-4.06%	to	-6.17%
2008	0.80%	to	2.90%	2,285,393	8.11	to	8.29	19,728,175	0.49%	-19.37%	to	-21.11%
2007	0.80%	to	2.35%	2,157,687	10.06	to	10.63	23,274,631	3.97%	0.65%	to	1.41%
2006	1.15%	to	2.35%	1,729,823	10.62	to	10.48	18,276,840	2.05%	5.42%	to	4.17%
2005	1.15%	to	2.00%	129,898	10.07	to	10.06	1,307,443	0.00%	0.7%	to	0.63%
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2009	0.80%	to	2.50%	1,317,022	6.41	to	6.67	9,671,360	0.00%	116.06%	to	111.51%
2008	0.80%	to	2.90%	2,777,616	2.97	to	3.56	9,530,939	0.16%	-72.82%	to	-73.49%
2007	1.15%	to	2.15%	2,175,439	12.94	to	12.11	27,662,536	0.32%	26.72%	to	25.54%
2006	1.15%	to	2.15%	1,191,682	10.21	to	9.64	11,969,599	0.08%	3.66%	to	2.63%
2005	1.15%	to	2.05%	1,702,841	9.85	to	9.44	16,583,822	0.00%	-4.14%	to	-4.99%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2009	0.45%	to	2.90%	1,034,035	9.3	to	10.15	13,364,511	0.00%	51.32%	to	47.46%
2008	0.80%	to	2.45%	581,368	6.11	to	8.05	5,040,754	0.12%	-42.38%	to	-43.39%
2007	0.80%	to	2.20%	842,901	10.61	to	14.46	12,821,105	0.12%	6.12%	to	15.29%
2006	1.15%	to	2.20%	841,434	13.25	to	12.54	10,952,350	0.00%	4.56%	to	3.48%
2005	1.15%	to	2.05%	1,260,934	12.67	to	12.2	15,717,447	0.00%	-0.05%	to	-0.93%
Variable Trust: Nova Fund (RNF)
2009	0.80%	to	2.90%	2,832,370	5.93	to	6.76	22,327,953	1.02%	34.42%	to	31.16%
2008	0.80%	to	2.90%	2,615,083	4.41	to	5.15	15,360,297	0.34%	-54.84%	to	-55.9%
2007	0.80%	to	2.40%	3,331,378	9.77	to	12.49	43,798,223	1.09%	-2.31%	to	-1.25%
2006	1.15%	to	2.35%	4,124,172	13.51	to	12.68	54,628,828	0.79%	17.91%	to	16.53%
2005	1.15%	to	2.35%	5,496,441	11.46	to	10.88	61,916,595	0.30%	2.77%	to	1.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust: Precious Metals Fund (RPMF)
2009	0.45%	to	2.85%	1,749,261	10.57	to	15.11	41,188,189	0.00%	48.57%	to	44.84%
2008	0.45%	to	2.85%	1,769,536	7.12	to	10.43	28,379,283	0.00%	-38.84%	to	-40.38%
2007	0.80%	to	2.40%	1,493,671	11.62	to	25.23	39,756,266	0.00%	16.2%	to	16.73%
2006	1.15%	to	2.40%	1,192,909	23.04	to	21.62	27,089,138	0.00%	20.04%	to	18.68%
2005	1.15%	to	2.40%	1,824,984	19.19	to	18.21	34,432,953	0.00%	19.5%	to	17.96%
Variable Trust: Real Estate Fund (RREF)
2009	0.45%	to	2.85%	1,585,824	6.82	to	10.64	20,047,664	3.00%	24.7%	to	21.33%
2008	0.80%	to	2.85%	882,234	5.44	to	8.77	9,127,867	0.54%	-42.11%	to	-43.42%
2007	0.80%	to	2.40%	1,220,492	9.4	to	17.12	21,901,406	1.52%	-5.97%	to	-21.05%
2006	1.15%	to	2.40%	2,113,674	23.1	to	21.68	47,814,239	2.17%	29.23%	to	27.7%
2005	1.15%	to	2.40%	941,969	17.88	to	16.98	16,519,261	1.76%	5.92%	to	4.67%
Variable Trust: Retailing Fund (RRF)
2009	0.45%	to	2.85%	942,391	8.53	to	9.24	11,098,945	0.00%	43.57%	to	40.04%
2008	0.65%	to	2.85%	1,375,393	5.93	to	6.6	11,397,360	0.00%	-33.38%	to	-34.96%
2007	0.80%	to	2.40%	175,243	8.89	to	12.05	2,221,363	0.00%	-11.1%	to	-14.69%
2006	1.15%	to	2.40%	1,189,006	15.08	to	14.13	17,395,420	0.00%	8.81%	to	7.47%
2005	1.15%	to	2.40%	842,111	13.86	to	13.15	11,373,723	0.00%	4.27%	to	3%
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2009	0.8%	to	2.50%	403,619	$6.09	to	10.4	$4,574,267	0.00%	32.25%	to	29.58%
2008	0.65%	to	2.90%	956,562	4.62	to	5.29	8,283,723	0.18%	-51.68%	to	-52.89%
2007	0.80%	to	2.35%	713,902	9.55	to	17.13	12,930,976	0.91%	-4.47%	to	-8.9%
2006	1.15%	to	2.20%	2,130,166	20.01	to	18.96	42,198,456	0.38%	19.46%	to	18.28%
2005	1.15%	to	2.05%	1,371,869	16.75	to	16.13	22,760,014	1.59%	2.72%	to	1.85%
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2009	0.45%	to	2.45%	1,557,121	4.5	to	5.57	9,485,792	0.47%	45.72%	to	41.98%
2008	1.15%	to	2.45%	3,510,537	4.33	to	3.92	14,914,874	0.00%	-68.35%	to	-68.89%
2007	1.15%	to	2.05%	1,158,234	13.68	to	12.93	15,569,188	0.82%	-0.55%	to	-1.38%
2006	1.15%	to	2.15%	1,441,771	13.76	to	13.04	19,561,762	0.94%	22.28%	to	21.11%
2005	1.15%	to	2.05%	1,050,169	11.25	to	10.82	11,666,957	0.10%	2.2%	to	1.32%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2009	0.80%	to	2.85%	1,732,122	8.83	to	8.81	16,455,478	0.00%	46.06%	to	42.88%
2008	0.80%	to	2.90%	862,172	6.05	to	6.08	5,672,872	0.00%	-40.31%	to	-41.64%
2007	0.80%	to	2.15%	1,757,917	10.13	to	10.84	19,545,800	0.00%	1.3%	to	2.69%
2006	1.15%	to	2.35%	967,675	10.85	to	10.5	10,397,766	0.00%	4.19%	to	2.95%
2005	1.15%	to	2.00%	1,081,956	10.41	to	10.26	11,172,943	0.09%	0.61%	to	-0.24%
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2009	0.45%	to	2.85%	1,825,662	7.14	to	8.58	16,830,155	3.47%	50.58%	to	46.61%
2008	0.80%	to	2.90%	729,421	4.71	to	5.33	4,552,990	1.11%	-49.07%	to	-50.26%
2007	0.80%	to	2.40%	581,997	9.26	to	11.96	7,209,802	0.97%	-7.43%	to	-7.6%
2006	1.15%	to	2.40%	3,100,903	13.37	to	12.94	41,102,720	0.69%	16.31%	to	14.9%
2005	1.15%	to	2.00%	1,013,947	11.5	to	11.34	11,605,054	0.67%	2.99%	to	2.16%
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2009	0.45%	to	2.85%	2,315,874	10.13	to	11.5	28,587,758	0.00%	56.11%	to	52.24%
2008	0.45%	to	2.90%	629,723	6.49	to	7.11	5,081,722	0.00%	-36.43%	to	-38.06%
2007	0.80%	to	2.15%	685,021	10.19	to	12.51	8,811,803	0.00%	1.94%	to	6.16%
2006	1.15%	to	2.15%	465,988	12.1	to	11.79	5,600,019	0.00%	1.94%	to	0.95%
2005	1.15%	to	2.05%	2,175,794	11.87	to	11.69	25,716,327	0.00%	10.19%	to	9.24%
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2009	0.45%	to	2.85%	1,560,171	8.09	to	10.31	17,283,949	1.61%	54.55%	to	50.53%
2008	0.80%	to	2.45%	511,572	5.21	to	6.98	3,743,691	0.00%	-44.08%	to	-45.1%
2007	1.15%	to	2.40%	389,952	13.33	to	12.74	5,147,605	1.40%	-5.95%	to	-7.09%
2006	1.15%	to	2.40%	751,110	14.17	to	13.71	10,532,616	1.16%	15.73%	to	14.33%
2005	1.15%	to	2.05%	434,593	12.24	to	12.07	5,300,196	0.55%	7.08%	to	6.17%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2009	0.45%	to	2.65%	363,474	8.44	to	8.17	3,894,271	0.00%	33.37%	to	30.42%
2008	0.45%	to	2.90%	805,732	6.33	to	6.63	6,530,777	0.00%	-34.61%	to	-36.3%
2007	0.80%	to	2.35%	383,469	9.67	to	12.15	4,819,484	0.00%	-3.35%	to	-2.43%
2006	1.15%	to	2.35%	488,949	12.85	to	12.45	6,242,443	0.00%	6.5%	to	5.24%
2005	1.15%	to	2.05%	666,066	12.07	to	11.89	8,006,859	0.00%	4.98%	to	4.09%
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2009	0.45%	to	2.65%	586,636	7.64	to	7.2	5,738,325	0.76%	61.54%	to	57.97%
2008	0.80%	to	2.90%	920,313	4.7	to	5.04	5,629,689	0.95%	-43.95%	to	-45.26%
2007	1.15%	to	2.35%	288,414	11.13	to	10.66	3,178,063	0.13%	-21.28%	to	-22.23%
2006	1.15%	to	2.35%	926,833	14.14	to	13.71	13,008,771	0.47%	17.84%	to	16.48%
2005	1.15%	to	2.00%	737,733	12	to	11.84	8,816,352	0.00%	2.45%	to	1.63%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2009	1.15%	to	2.45%	517,155	$6.95	to	6.56	$3,533,630	0.00%	-16.81%	to	-17.91%
2008	0.80%	to	2.85%	652,158	9.57	to	7.89	5,357,764	0.00%	4.72%	to	2.5%
2007	1.15%	to	2.05%	125,974	8	to	7.84	1,000,152	0.00%	-11.92%	to	-12.76%
2006	1.15%	to	2.05%	22,945	9.09	to	8.98	207,608	1.60%	-11.65%	to	-12.47%
2005	1.15%	to	2.05%	21,223	10.29	to	10.26	218,176	0.91%	2.87%	to	2.65%
Variable Trust: Technology Fund (RTEC)
2009	0.45%	to	2.85%	1,623,629	8.43	to	10.28	19,356,144	0.00%	54.9%	to	50.99%
2008	1.15%	to	2.40%	456,034	8.04	to	7.33	3,600,906	0.00%	-46.04%	to	-46.79%
2007	0.80%	to	2.40%	1,360,335	10	to	13.78	19,766,820	0.00%	-0.03%	to	7.77%
2006	1.15%	to	2.40%	1,010,681	13.66	to	12.79	13,549,456	0.00%	4.68%	to	3.39%
2005	1.15%	to	2.40%	900,201	13.05	to	12.37	11,528,619	0.00%	1.93%	to	0.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust: Telecommunications Fund (RTEL)
2009	0.65%	to	2.15%	312,907	6.6	to	7.24	2,412,605	5.17%	27.85%	to	25.73%
2008	0.80%	to	2.40%	347,588	5.15	to	5.65	2,122,714	0.10%	-45.78%	to	-46.74%
2007	0.80%	to	2.40%	1,885,711	9.51	to	10.61	21,038,496	0.21%	-4.94%	to	6.67%
2006	1.15%	to	2.40%	1,823,489	10.64	to	9.95	18,869,371	1.33%	18.14%	to	16.72%
2005	1.15%	to	2.40%	1,531,964	9.01	to	8.52	13,459,014	0.00%	0%	to	-1.25%
Variable Trust: Transportation Fund (RTRF)
2009	1.15%	to	2.20%	496,725	13.42	to	12.29	6,501,690	0.62%	16.04%	to	14.61%
2008	0.80%	to	2.90%	1,626,125	6.38	to	7.6	18,128,427	0.00%	-25.86%	to	-27.51%
2007	0.80%	to	2.40%	403,231	8.61	to	14.49	6,107,051	0.00%	-13.92%	to	-10.93%
2006	1.15%	to	2.40%	1,086,893	17.35	to	16.27	18,351,689	0.00%	6.15%	to	4.9%
2005	1.15%	to	2.40%	1,307,594	16.35	to	15.51	20,916,580	0.00%	7.24%	to	5.95%
Variable Trust: Utilities Fund (RUTL)
2009	0.45%	to	2.45%	684,436	8.54	to	9.12	6,772,449	2.91%	13.28%	to	10.88%
2008	0.45%	to	2.90%	2,807,582	7.53	to	9.13	24,479,885	0.46%	-29.89%	to	-31.66%
2007	0.80%	to	2.40%	2,671,079	10.73	to	12.01	33,808,393	1.46%	7.31%	to	10.23%
2006	1.15%	to	2.40%	3,166,003	11.65	to	10.9	36,117,198	2.76%	19.58%	to	18.12%
2005	1.15%	to	2.40%	1,986,172	9.74	to	9.23	18,972,070	1.32%	9.3%	to	8%
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2009	1.15%	to	2.10%	243,832	11.97	to	11.5	2,887,079	0.03%	5.38%	to	4.29%
2008	1.15%	to	2.15%	311,567	11.36	to	11	3,511,666	0.00%	-13.25%	to	-14.09%
2007	1.15%	to	2.05%	333,314	13.09	to	12.84	4,344,954	18.79%	16.75%	to	15.75%
2006	1.15%	to	2.05%	408,120	11.21	to	11.09	4,563,472	6.30%	15.38%	to	14.37%
2005	1.15%	to	2.00%	47,007	9.72	to	9.7	456,636	0.37%	-2.8%	to	-3%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	1.15%	to	1.85%	83,241	7.56	to	7.21	620,814	0.00%	-46.72%	to	-47.18%
2007	1.15%	to	2.05%	105,552	14.2	to	13.5	1,475,992	0.00%	7.71%	to	6.78%
2006	1.15%	to	2.05%	100,288	13.18	to	12.64	1,306,345	0.00%	8.67%	to	7.74%
2005	1.15%	to	2.05%	113,885	12.13	to	11.73	1,368,323	0.00%	8.47%	to	7.55%
NVIT Money Market Fund - Class II (NVMM2)
2009	0.45%	to	2.90%	27,007,244	10	to	9.98	269,859,905	0.00%	-0.02%	to	-0.16%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45%	to	2.90%	34,269,411	10.22	to	10.01	352,153,977	1.16%	0.78%	to	-1.69%
2007	0.45%	to	2.40%	23,647,331	10.14	to	9.69	243,632,327	4.56%	1.44%	to	1.76%
2006	1.15%	to	2.40%	20,692,057	10.17	to	9.52	207,345,677	5.21%	2.91%	to	1.63%
2005	1.15%	to	2.40%	24,895,689	9.89	to	9.37	243,237,085	2.98%	1.09%	to	-0.18%
Partners Variable Portfolios III, Inc.: Partners Variable Large Cap Value Portfolio (obsolete) (SBTIG)
2006	1.30%			221,976	19.02			4,221,010	1.21%	16.74%
2005	1.30%			249,867	16.29			4,070,124	1.52%	5.11%
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80%	to	2.90%	1,302,678	$7.59	to	7.83	$10,594,467	2.15%	-24.45%	to	-26.1%
2007	0.80%	to	2.35%	663,743	10.04	to	10.73	7,224,928	4.28%	0.41%	to	0.75%
2006	1.15%	to	2.35%	756,277	10.79	to	10.65	8,121,721	1.98%	6.96%	to	5.69%
2005	1.15%	to	2.00%	134,664	10.08	to	10.08	1,357,333	0.19%	0.84%	to	0.77%

2009	Reserves for annuity contracts in payout phase:							519,480
2009	Contract owners equity:							$1,061,727,245
2008	Reserves for annuity contracts in payout phase:							841,754
2008	Contract owners equity:							$943,091,391
2007	Reserves for annuity contracts in payout phase:							1,565,433
2007	Contract owners equity:							$1,233,502,374
2006	Reserves for annuity contracts in payout phase:							1,830,048
2006	Contract owners equity:							$1,233,770,495
2005	Reserves for annuity contracts in payout phase:							470,636
2005	Contract owners equity:							$1,092,585,927
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through a redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010